UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07507

Deutsche DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2026

Item 1.	Reports to Stockholders.

(a)

DWS Small Cap Index VIP

Class A

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about DWS Small Cap Index VIP (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$20	0.37%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.42%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Table Summary
Net Assets ($)	502,701,005
Number of Portfolio Holdings	1,987
Portfolio Turnover Rate (%)	23
Total Net Advisory Fees Paid ($)	530,533

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Government & Agency Obligations	0%
Rights	0%
Warrants	0%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Health Care	20%
Financials	18%
Industrials	15%
Information Technology	14%
Consumer Discretionary	9%
Real Estate	6%
Energy	6%
Materials	4%
Utilities	3%
Communication Services	2%
Consumer Staples	2%

Ten Largest Equity Holdings

Table Summary
Holdings	3.4% of Net Assets
Moog, Inc.	0.4%
Hut 8 Corp.	0.4%
Viasat, Inc.	0.4%
BrightSpring Health Services, Inc.	0.4%
Cytokinetics, Inc.	0.3%
MaxLinear, Inc.	0.3%
Argan, Inc.	0.3%
UMB Financial Corp.	0.3%
JFrog Ltd.	0.3%
Riot Platforms, Inc.	0.3%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. The Fund may lend securities to approved institutions. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

vit-scif-TSRS-A

R-101781-3 (08/26)

DWS Small Cap Index VIP

Class B

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about DWS Small Cap Index VIP (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$36	0.66%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.70%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Table Summary
Net Assets ($)	502,701,005
Number of Portfolio Holdings	1,987
Portfolio Turnover Rate (%)	23
Total Net Advisory Fees Paid ($)	530,533

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Government & Agency Obligations	0%
Rights	0%
Warrants	0%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Health Care	20%
Financials	18%
Industrials	15%
Information Technology	14%
Consumer Discretionary	9%
Real Estate	6%
Energy	6%
Materials	4%
Utilities	3%
Communication Services	2%
Consumer Staples	2%

Ten Largest Equity Holdings

Table Summary
Holdings	3.4% of Net Assets
Moog, Inc.	0.4%
Hut 8 Corp.	0.4%
Viasat, Inc.	0.4%
BrightSpring Health Services, Inc.	0.4%
Cytokinetics, Inc.	0.3%
MaxLinear, Inc.	0.3%
Argan, Inc.	0.3%
UMB Financial Corp.	0.3%
JFrog Ltd.	0.3%
Riot Platforms, Inc.	0.3%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. The Fund may lend securities to approved institutions. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

vit-scif-TSRS-B

R-101781-3 (08/26)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

June 30, 2026
Semiannual Financial Statements and Other Information
Deutsche DWS Investments VIT Funds
DWS Small Cap Index VIP

Contents
3	Investment Portfolio
29	Statement of Assets and Liabilities
29	Statement of Operations
30	Statements of Changes in Net Assets
31	Financial Highlights
33	Notes to Financial Statements
39	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

2 |	DWS Small Cap Index VIP

Investment Portfolioas of June 30, 2026 (Unaudited)

	Shares	Value ($)
Common Stocks 99.5%
Communication Services 2.4%
Diversified Telecommunication Services 0.5%
Anterix, Inc.*	1,808	186,116
ATN International, Inc.	1,598	42,331
Bandwidth, Inc. "A"*	4,568	289,154
Cogent Communications Holdings, Inc.	7,747	107,528
IDT Corp. "B"	2,613	151,972
Liberty Capital Corp.*	529	11,585
Liberty Capital Corp. "C"*	5,278	113,794
Liberty Latin America Ltd. "A"*	5,022	39,373
Liberty Latin America Ltd. "C"*	20,278	157,966
Lumen Technologies, Inc.*	151,021	1,159,841
Shenandoah Telecommunications Co.	7,937	119,690
Uniti Group, Inc.	26,447	303,347
		2,682,697
Entertainment 0.8%
AMC Entertainment Holdings, Inc. "A"*	97,813	185,845
Atlanta Braves Holdings, Inc. "A"*	1,058	59,576
Atlanta Braves Holdings, Inc. "C"*	7,720	400,668
Cinemark Holdings, Inc.	16,532	524,560
CuriosityStream, Inc.	6,100	16,226
IMAX Corp.* (a)	7,129	284,162
Lionsgate Studios Corp.*	30,857	472,421
Madison Square Garden Entertainment Corp.*	6,189	500,628
Marcus Corp.	3,557	83,447
Playtika Holding Corp.	8,865	32,978
Reservoir Media, Inc.*	2,959	29,264
Sphere Entertainment Co.*	4,303	744,548
Starz Entertainment Corp.*	1,917	55,325
Stubhub Holdings, Inc. "A"*	34,634	445,740
		3,835,388
Interactive Media & Services 0.5%
Angi, Inc.*	4,801	28,566
Bumble, Inc. "A"* (a)	15,818	50,618
Cargurus, Inc.*	11,666	397,694
Cars.com, Inc.* (a)	7,044	77,061
EverQuote, Inc. "A"*	4,436	105,532
fuboTV, Inc. "A"* (a)	4,564	41,989
Grindr, Inc.* (a)	4,009	57,609
MediaAlpha, Inc. "A"*	4,739	59,569
Nextdoor Holdings, Inc.*	36,727	83,370
QuinStreet, Inc.*	8,643	126,620
RUM Group, Inc.* (a)	17,729	112,402
Shutterstock, Inc.	4,048	56,470
	Shares	Value ($)
Taboola.com Ltd.*	20,054	100,270
TripAdvisor, Inc.* (a)	17,550	240,610
Trump Media & Technology Group Corp.* (a)	25,612	198,237
Webtoon Entertainment, Inc.*	3,325	37,971
Yelp, Inc.*	8,228	201,751
Ziff Davis, Inc.* (a)	5,375	281,489
ZipRecruiter, Inc. "A"*	10,340	38,775
ZoomInfo Technologies, Inc.*	38,644	113,227
		2,409,830
Media 0.5%
Advantage Solutions, Inc.* (a)	693	29,965
AMC Global Media, Inc. "A"* (a)	4,946	49,361
Boston Omaha Corp. "A"*	3,453	47,099
Cable One, Inc.*	742	39,408
Clear Channel Outdoor Holdings, Inc.*	61,308	148,365
DoubleVerify Holdings, Inc.*	21,688	235,098
Emerald Holding, Inc. (a)	1,932	9,737
Entravision Communications Corp. "A"	10,047	131,013
Gray Media, Inc.	13,898	55,175
Ibotta, Inc. "A"* (a)	1,537	52,504
iHeartMedia, Inc. "A"*	19,305	82,819
John Wiley & Sons, Inc. "A" (a)	6,202	300,859
Lee Enterprises, Inc.*	1,015	9,094
Magnite, Inc.*	22,393	425,019
MNTN, Inc. "A"*	7,342	67,546
National CineMedia, Inc.	9,838	37,384
Newsmax, Inc.* (a)	7,536	62,398
Nexxen International Ltd.*	4,848	43,778
Optimum Communications, Inc. "A"*	41,864	60,703
PubMatic, Inc. "A"*	6,138	80,531
Scholastic Corp.	2,388	109,848
Sinclair, Inc.	6,605	94,121
Stagwell, Inc.*	16,413	121,949
TechTarget, Inc.*	5,527	19,897
The E.W. Scripps Co. "A"*	9,031	25,016
USA TODAY Co., Inc.* (a)	21,526	184,047
		2,522,734
Wireless Telecommunication Services 0.1%
Gogo, Inc.*	12,586	39,017
KORE Group Holdings, Inc.*	907	8,372
Spok Holdings, Inc.	3,320	33,997
Telephone & Data Systems, Inc.	15,560	575,875
		657,261
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 3

	Shares	Value ($)
Consumer Discretionary 9.4%
Automobile Components 1.2%
Adient PLC*	12,225	224,695
Cooper-Standard Holdings, Inc.*	2,710	73,305
Dana, Inc.	17,195	467,876
Dauch Corp.*	36,438	197,494
Dorman Products, Inc.* (a)	4,197	572,681
Fox Factory Holding Corp.*	6,714	113,769
Garrett Motion, Inc.	27,103	981,942
Gentherm, Inc.*	4,721	161,033
Goodyear Tire & Rubber Co.*	43,598	287,747
Holley, Inc.*	11,293	28,797
LCI Industries	3,735	395,462
Motorcar Parts of America, Inc.*	2,021	30,962
Patrick Industries, Inc.	5,038	452,312
Phinia, Inc.	5,765	474,863
Solid Power, Inc.* (a)	31,883	82,577
Standard Motor Products, Inc.	3,411	132,927
Stoneridge, Inc.*	4,409	32,274
Strattec Security Corp.*	654	53,268
Versigent PLC*	11,200	470,512
Visteon Corp.	4,173	414,003
XPEL, Inc.*	4,031	199,937
		5,848,436
Automobiles 0.1%
Harley-Davidson, Inc.	16,341	399,701
Livewire Group, Inc.*	1,213	1,359
Lucid Group, Inc.*	20,051	134,141
Winnebago Industries, Inc.	4,380	136,831
		672,032
Broadline Retail 0.1%
1stdibs.com, Inc.*	3,703	18,145
Groupon, Inc.* (a)	3,664	88,156
Kohl's Corp.	17,095	302,923
Pattern Group, Inc. "A"*	5,086	128,116
Savers Value Village, Inc.* (a)	5,909	59,622
		596,962
Distributors 0.1%
GigaCloud Technology, Inc. "A"*	4,008	126,653
Gold.com, Inc.	3,142	130,739
Weyco Group, Inc.	961	37,796
		295,188
Diversified Consumer Services 1.1%
American Public Education, Inc.*	2,814	151,112
Carriage Services, Inc.	2,240	85,882
Coursera, Inc.*	34,544	194,828
Covista, Inc.*	5,345	666,308
	Shares	Value ($)
Driven Brands Holdings, Inc.*	9,567	133,364
Frontdoor, Inc.*	11,119	862,723
Graham Holdings Co. "B" (a)	495	565,003
Kindercare Learning Companies, Inc.*	4,846	20,595
Laureate Education, Inc.*	18,985	689,535
Lincoln Educational Services Corp.*	4,644	231,736
Matthews International Corp. "A"	4,743	127,681
McGraw Hill, Inc.*	4,044	38,297
OneSpaWorld Holdings Ltd.	15,562	439,471
Perdoceo Education Corp.	9,845	315,040
Phoenix Education Partners, Inc.	848	27,857
Strategic Education, Inc.	3,402	260,661
Stride, Inc.*	6,563	565,993
Universal Technical Institute, Inc.*	7,415	317,139
		5,693,225
Hotels, Restaurants & Leisure 2.0%
Accel Entertainment, Inc.*	8,154	102,822
Bally's Corp.* (a)	1,462	20,044
Biglari Holdings, Inc. "A"*	9	18,942
Biglari Holdings, Inc. "B"*	108	46,011
BJ's Restaurants, Inc.*	3,043	184,817
Black Rock Coffee Bar, Inc. "A"*	2,418	20,045
Bloomin' Brands, Inc.	13,555	123,893
Brightstar Lottery PLC	15,361	164,670
Brinker International, Inc.*	6,752	1,134,336
Cracker Barrel Old Country Store, Inc. (a)	3,472	185,058
Dave & Buster's Entertainment, Inc.* (a)	4,317	49,214
Dine Brands Global, Inc. (a)	1,955	70,184
El Pollo Loco Holdings, Inc.*	4,553	77,219
First Watch Restaurant Group, Inc.*	9,783	126,103
Genius Sports Ltd.*	36,515	221,281
Global Business Travel Group, Inc.*	19,333	181,537
Hilton Grand Vacations, Inc.*	8,799	460,804
Inspired Entertainment, Inc.*	3,762	31,036
Jack in the Box, Inc.* (a)	2,583	40,837
Krispy Kreme, Inc.* (a)	12,665	44,707
Kura Sushi USA, Inc. "A"* (a)	1,089	62,683
Life Time Group Holdings, Inc.*	22,737	928,579
Lindblad Expeditions Holdings, Inc.*	7,860	221,966
Marriott Vacations Worldwide Corp.	4,370	445,216
Monarch Casino & Resort, Inc.	1,888	248,480
Nathan's Famous, Inc.	465	47,244
The accompanying notes are an integral part of the financial statements.

4 |	DWS Small Cap Index VIP

	Shares	Value ($)
Navan, Inc. "A"*	16,170	369,808
Papa John's International, Inc. (a)	5,080	186,792
Penn Entertainment, Inc.*	20,054	428,353
Portillo's, Inc. "A"* (a)	10,591	50,201
Pursuit Attractions & Hospitality, Inc.*	3,309	185,205
RCI Hospitality Holdings, Inc.	966	26,391
Red Rock Resorts, Inc. "A"	7,468	485,868
Rush Street Interactive, Inc.*	15,746	468,286
Sabre Corp.*	54,108	113,086
Serve Robotics, Inc.* (a)	11,266	74,130
Shake Shack, Inc. "A"*	6,130	343,403
SHARPLINK, Inc.*	29,530	141,744
Six Flags Entertainment Corp.* (a)	15,022	319,969
Super Group SGHC Ltd. (a)	25,422	344,468
Sweetgreen, Inc. "A"* (a)	16,688	147,021
Target Hospitality Corp.*	6,394	130,182
The Cheesecake Factory, Inc.	7,345	584,221
United Parks & Resorts, Inc.* (a)	3,106	148,280
Venu Holding Corp.*	7,562	17,166
Wendy's Co.	24,875	206,214
Xponential Fitness, Inc. "A"*	5,600	38,752
		10,067,268
Household Durables 1.7%
Beazer Homes U.S.A., Inc.*	3,868	108,497
Cavco Industries, Inc.*	1,220	749,544
Century Communities, Inc.	3,934	281,911
Champion Homes, Inc.*	8,652	762,414
Cricut, Inc. "A"	8,101	35,563
Dream Finders Homes, Inc. "A"* (a)	4,444	76,703
Ethan Allen Interiors, Inc.	3,719	83,083
Flexsteel Industries, Inc.	509	37,910
GoPro, Inc. "A"*	20,915	16,272
Green Brick Partners, Inc.*	4,787	383,152
Hamilton Beach Brands Holding Co. "A"	1,072	24,688
Helen of Troy Ltd.*	3,672	106,745
Hovnanian Enterprises, Inc. "A"*	749	106,665
Installed Building Products, Inc.	3,706	851,787
KB Home	9,521	595,919
La-Z-Boy, Inc.	6,276	251,793
Legacy Housing Corp.*	1,295	34,020
Leggett & Platt, Inc.	21,027	246,226
LGI Homes, Inc.*	3,200	203,776
Lifetime Brands, Inc.	1,914	16,326
Lovesac Co.*	2,041	34,064
M/I Homes, Inc.*	3,991	641,713
Meritage Homes Corp.	10,361	868,770
	Shares	Value ($)
Newell Brands, Inc.	66,728	409,710
Sonos, Inc.*	18,739	253,539
Taylor Morrison Home Corp.*	14,792	1,061,178
XMAX, Inc.* (a)	9,639	87,619
		8,329,587
Leisure Products 0.5%
Acushnet Holdings Corp.	4,342	514,657
Callaway Golf Co.*	21,899	411,482
Escalade, Inc.	1,236	23,212
Funko, Inc. "A"*	6,657	39,143
JAKKS Pacific, Inc.	1,454	33,849
Johnson Outdoors, Inc. "A"	1,021	47,007
Latham Group, Inc.* (a)	8,093	52,362
Malibu Boats, Inc. "A"*	3,143	86,213
MasterCraft Boat Holdings, Inc.*	2,886	74,517
Peloton Interactive, Inc. "A"*	63,390	374,635
Polaris, Inc. (a)	8,495	581,398
Smith & Wesson Brands, Inc.	7,033	105,776
Sturm Ruger & Co., Inc.	2,184	82,664
Tron, Inc.*	8,088	13,022
		2,439,937
Specialty Retail 2.0%
1-800-Flowers.com, Inc. "A"*	3,273	11,390
Abercrombie & Fitch Co. "A"*	6,931	623,859
Academy Sports & Outdoors, Inc.	10,126	477,238
Advance Auto Parts, Inc. (a)	9,545	593,890
American Eagle Outfitters, Inc.	24,658	424,118
Arhaus, Inc.	8,269	69,625
Arko Corp.	11,682	93,806
ARKO Petroleum Corp.	1,943	36,626
Asbury Automotive Group, Inc.*	3,053	613,897
Barnes & Noble Education, Inc.*	2,746	34,490
Bed Bath & Beyond, Inc.*	11,701	67,749
Bob's Discount Furniture, Inc.*	3,083	48,773
Boot Barn Holdings, Inc.*	4,829	793,260
Build-a-bear Workshop, Inc. (a)	1,902	58,220
Caleres, Inc.	5,229	64,683
Camping World Holdings, Inc. "A"	9,650	73,629
Citi Trends, Inc.*	792	45,809
Designer Brands, Inc. "A" (a)	5,652	32,951
Envela Corp.*	1,116	32,230
EVgo, Inc.* (a)	21,405	40,884
Genesco, Inc.*	1,523	51,432
Group 1 Automotive, Inc.	1,829	532,550
Haverty Furniture Companies, Inc.	2,170	55,400
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 5

	Shares	Value ($)
J Jill, Inc. (a)	1,095	17,378
Lands' End, Inc.*	1,588	16,642
MarineMax, Inc.*	3,147	115,243
Monro, Inc.	3,924	67,140
National Vision Holdings, Inc.*	12,507	237,758
OneWater Marine, Inc. "A"*	1,728	19,475
Outdoor Holding Co.*	16,928	38,596
Petco Health & Wellness Co., Inc.* (a)	14,506	39,456
RealReal, Inc.*	17,298	203,943
Rent the Runway, Inc. "A"*	1,488	4,687
Revolve Group, Inc.*	6,618	151,486
RH*	2,440	401,941
RideNow Group, Inc.*	2,448	16,304
Sally Beauty Holdings, Inc.*	14,906	210,771
Shoe Station Group, Inc.	2,948	43,719
Signet Jewelers Ltd.	6,162	531,164
Sonic Automotive, Inc. "A"	1,915	162,373
Stitch Fix, Inc. "A"*	18,434	75,764
The Buckle, Inc.	5,112	215,726
ThredUp, Inc. "A"*	16,500	113,025
Torrid Holdings, Inc.*	5,038	9,421
Upbound Group, Inc.	8,655	183,659
Urban Outfitters, Inc.*	9,015	638,803
Victoria's Secret & Co.*	10,956	914,607
Warby Parker, Inc. "A"*	16,073	487,655
Winmark Corp.	467	197,578
Zumiez, Inc.*	2,195	39,071
		10,029,894
Textiles, Apparel & Luxury Goods 0.6%
Capri Holdings Ltd.*	18,593	345,272
Carter's, Inc.	5,562	228,932
Ermenegildo Zegna NV (a)	7,183	93,523
Figs, Inc. "A"*	14,951	152,949
Fossil Group, Inc.*	8,523	35,285
G-III Apparel Group Ltd.	5,631	189,821
Kontoor Brands, Inc.	8,621	718,474
Movado Group, Inc.	2,406	94,580
Oxford Industries, Inc.	2,231	77,795
Playboy, Inc.*	9,023	11,008
Rocky Brands, Inc.	1,138	46,931
Steven Madden Ltd.	11,378	479,014
Superior Group of Companies, Inc.	1,681	22,055
Under Armour, Inc. "A"*	30,327	193,789
Under Armour, Inc. "C"*	29,430	183,054
Wolverine World Wide, Inc.	12,747	210,708
		3,083,190
Consumer Staples 1.9%
Beverages 0.2%
Boston Beer Co., Inc. "A"*	1,192	211,020
MGP Ingredients, Inc.	2,325	40,734
	Shares	Value ($)
National Beverage Corp.*	3,843	119,902
The Vita Coco Co., Inc*	7,624	504,251
		875,907
Consumer Staples Distribution & Retail 0.5%
Grocery Outlet Holding Corp.* (a)	14,887	148,572
Ingles Markets, Inc. "A"	2,293	203,114
Natural Grocers by Vitamin Cottage, Inc. "C" (a)	2,067	64,118
PriceSmart, Inc.	4,092	799,331
The Andersons, Inc.	5,200	355,680
The Chefs' Warehouse, Inc.*	5,778	555,266
United Natural Foods, Inc.*	9,475	432,723
Village Super Market, Inc. "A" (a)	1,474	62,173
Weis Markets, Inc.	1,911	149,651
Yesway, Inc. "A"*	2,478	50,304
		2,820,932
Food Products 0.5%
Alico, Inc.	933	38,598
B&G Foods, Inc. (a)	12,350	49,153
BRC, Inc. "A"*	10,542	11,702
Cal-Maine Foods, Inc. (a)	6,790	547,002
Del Monte Corp.	5,231	145,997
Dole PLC	12,022	164,942
Flowers Foods, Inc.	29,363	231,968
Forafric Global PLC*	780	7,862
J & J Snack Foods Corp.	2,327	170,918
John B. Sanfilippo & Son, Inc.	1,290	110,927
Lifeway Foods, Inc.* (a)	805	24,021
Limoneira Co.	2,404	31,565
Mama's Creations, Inc.*	5,924	105,743
Marzetti Co.	3,094	353,211
Mission Produce, Inc.*	9,026	106,417
Once Upon a Farm PBC*	2,053	42,046
Seneca Foods Corp. "A"*	713	124,019
Simply Good Foods Co.*	12,823	170,290
Utz Brands, Inc.	11,602	89,335
Vital Farms, Inc.* (a)	5,723	66,559
Westrock Coffee Co.* (a)	5,902	47,865
		2,640,140
Household Products 0.3%
Central Garden & Pet Co.*	1,225	54,316
Central Garden & Pet Co. "A"*	7,821	303,220
Energizer Holdings, Inc.	9,556	204,881
Oil-Dri Corp. of America	1,527	156,075
Spectrum Brands Holdings, Inc.	3,523	302,097
WD-40 Co.	2,127	518,222
		1,538,811
Personal Care Products 0.3%
BellRing Brands, Inc.*	18,650	241,331
The accompanying notes are an integral part of the financial statements.

6 |	DWS Small Cap Index VIP

	Shares	Value ($)
Coty, Inc. "A"*	56,804	122,696
Edgewell Personal Care Co.	7,245	194,601
Herbalife Ltd.*	16,126	212,057
Honest Co., Inc.*	15,083	55,204
Interparfums, Inc.	2,920	326,631
Nature's Sunshine Products, Inc.*	2,138	46,608
Niagen Bioscience, Inc.*	9,051	28,873
Nu Skin Enterprises, Inc. "A"	7,865	41,527
Oddity Tech Ltd. "A"*	6,329	95,758
Olaplex Holdings, Inc.*	22,616	46,363
USANA Health Sciences, Inc.*	1,758	37,533
		1,449,182
Tobacco 0.1%
Turning Point Brands, Inc.	2,986	253,243
Universal Corp.	3,948	205,967
		459,210
Energy 5.7%
Energy Equipment & Services 2.4%
Archrock, Inc.	27,138	1,104,788
Atlas Energy Solutions, Inc. (a)	12,720	211,279
Borr Drilling Ltd.* (a)	37,504	154,891
Bristow Group, Inc.	4,162	171,974
Cactus, Inc. "A" (a)	10,948	560,866
Core Laboratories, Inc. (a)	7,317	85,243
Energy Services of America Corp.	2,202	42,587
Expro Group Holdings NV*	13,092	193,369
Flowco Holdings, Inc. "A"	5,677	121,147
Forum Energy Technologies, Inc.*	1,684	84,587
Helix Energy Solutions Group, Inc.*	22,171	193,775
Helmerich & Payne, Inc.	15,273	500,038
HMH Holding, Inc. "A"*	1,609	30,153
Innovex International, Inc.* (a)	7,017	174,022
Kodiak Gas Services, Inc.	15,691	1,178,865
Liberty Energy, Inc.	25,058	656,269
Nabors Industries Ltd.*	2,253	189,275
National Energy Services Reunited Corp.*	9,492	284,096
Natural Gas Services Group, Inc.	1,866	80,499
Noble Corp. PLC	19,969	744,844
Oceaneering International, Inc.* (a)	15,636	633,571
Oil States International, Inc.*	8,991	72,018
Patterson-UTI Energy, Inc.	54,591	501,145
ProFrac Holding Corp. "A"*	4,074	23,670
ProPetro Holding Corp.* (a)	15,403	220,879
Ranger Energy Services, Inc. "A"	3,029	48,494
RPC, Inc.	16,079	93,741
	Shares	Value ($)
SEACOR Marine Holdings, Inc.*	3,076	23,531
Seadrill Ltd.*	9,871	373,321
Select Water Solutions, Inc.	17,651	352,667
Smart Sand, Inc.	4,743	23,762
Solaris Energy Infrastructure, Inc.	8,290	667,013
TETRA Technologies, Inc.*	20,001	226,611
Tidewater, Inc.*	7,778	518,248
Transocean Ltd.* (a)	153,361	749,935
Valaris Ltd.*	8,930	648,318
		11,939,491
Oil, Gas & Consumable Fuels 3.3%
Aemetis, Inc.*	10,166	16,672
American Resources Corp.*	13,919	29,926
Amplify Energy Corp.*	5,596	22,272
Ardmore Shipping Corp.	5,643	79,058
BKV Corp.*	5,107	139,727
California Resources Corp.	11,405	602,982
Calumet, Inc.*	10,728	386,423
Centrus Energy Corp. "A"* (a)	2,893	485,648
Clean Energy Fuels Corp.*	24,180	49,569
CNX Resources Corp.*	21,482	728,884
Comstock Resources, Inc.* (a)	11,167	166,612
Comstock, Inc.* (a)	11,610	48,298
Core Natural Resources, Inc.	7,892	631,518
Crescent Energy Co. "A"	40,326	396,001
CVR Energy, Inc.	4,714	129,824
Delek U.S. Holdings, Inc.	9,475	481,425
DHT Holdings, Inc.	22,876	378,140
Diversified Energy Co.	11,160	154,678
Dorian LPG Ltd.	5,922	205,967
Encore Energy Corp.*	30,664	40,170
Energy Fuels, Inc.* (a)	39,050	566,225
Epsilon Energy Ltd.	2,933	15,868
Evolution Petroleum Corp. (a)	4,805	17,682
Excelerate Energy, Inc. "A"	3,799	144,324
FLEX LNG Ltd.* (a)	5,001	140,328
FutureFuel Corp.	3,566	16,118
Gevo, Inc.*	37,597	56,395
Golar LNG Ltd.	15,260	760,558
Granite Ridge Resources, Inc.	8,919	39,333
Green Plains, Inc.*	10,914	167,857
Gulfport Energy Corp.*	2,472	419,498
HighPeak Energy, Inc. (a)	3,237	22,627
Infinity Natural Resources, Inc. "A"* (a)	2,655	33,718
International Seaways, Inc.	6,543	501,128
Kinetik Holdings, Inc.	8,015	387,445
Kolibri Global Energy, Inc.*	4,505	22,435
Kosmos Energy Ltd.*	93,490	197,264
Lightbridge Corp.*	5,382	47,308
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 7

	Shares	Value ($)
Magnolia Oil & Gas Corp. "A" (a)	28,873	738,571
Murphy Oil Corp.	21,531	701,049
NACCO Industries, Inc. "A"	650	32,532
Navigator Holdings Ltd.	5,852	109,023
New Era Energy & Digital, Inc.*	12,631	80,586
NextDecade Corp* (a)	25,827	194,736
Nordic American Tankers Ltd.	32,431	179,668
Northern Oil and Gas, Inc.	16,314	296,099
OPAL Fuels, Inc. "A"*	3,219	7,082
Par Pacific Holdings, Inc.*	7,733	433,667
PBF Energy, Inc. "A"	15,346	698,550
Peabody Energy Corp.	19,233	444,667
PrimeEnergy Resources Corp.*	103	17,190
REX American Resources Corp.*	4,511	203,672
Riley Exploration Permian, Inc.	2,407	79,335
Ring Energy, Inc.*	30,140	32,551
Sable Offshore Corp.* (a)	21,032	64,779
SandRidge Energy, Inc.	5,087	69,692
Scorpio Tankers, Inc.	7,226	500,473
SFL Corp. Ltd.	19,562	199,532
SM Energy Co.	37,864	988,250
Summit Midstream Corp.*	1,420	40,442
Talos Energy, Inc.*	19,770	255,231
Teekay Corp. Ltd.	8,874	88,740
Teekay Tankers Ltd. "A"	3,800	246,506
Uranium Energy Corp.* (a)	76,794	818,624
Ur-Energy, Inc.*	59,877	81,433
Vaalco Energy, Inc. (a)	16,443	83,530
Vitesse Energy, Inc. (a)	5,086	80,206
W&T Offshore, Inc.	15,385	48,463
World Kinect Corp. (a)	7,798	256,866
		16,801,650
Financials 18.4%
Banks 10.3%
1st Source Corp.	2,848	232,340
ACNB Corp.	1,612	95,721
Amalgamated Financial Corp.	2,890	132,651
Amerant Bancorp, Inc.	5,419	138,293
Ameris Bancorp.	10,271	927,060
Ames National Corp.	1,420	42,046
Arrow Financial Corp. (a)	2,592	106,246
Associated Banc-Corp.	22,605	695,556
Atlantic Union Bankshares Corp. (a)	22,440	949,436
Avidbank Holdings, Inc.*	1,473	48,653
Avidia Bancorp, Inc.	2,876	60,367
Axos Financial, Inc.*	8,612	838,723
Banc of California, Inc.	23,929	488,869
BancFirst Corp. (a)	3,364	373,841
	Shares	Value ($)
Bank First Corp. (a)	1,597	236,915
Bank of Hawaii Corp.	6,191	504,505
Bank of Marin Bancorp.	2,356	65,261
Bank of NT Butterfield & Son Ltd.	6,273	373,244
Bank7 Corp.	638	31,230
BankUnited, Inc.	11,589	561,487
Bankwell Financial Group, Inc.	961	56,459
Banner Corp.	5,259	349,408
Bar Harbor Bankshares	2,629	99,271
BayCom Corp.	1,635	53,792
BCB Bancorp., Inc.	2,552	27,357
Beacon Financial Corp. (a)	13,216	402,427
Blue Ridge Bankshares, Inc.	9,307	32,854
Bridgewater Bancshares, Inc.*	3,402	71,578
Burke & Herbert Financial Services Corp.	2,364	169,877
Business First Bancshares, Inc.	4,841	148,764
BV Financial, Inc.*	957	20,269
Byline Bancorp., Inc.	4,894	184,308
C&F Financial Corp.	480	38,400
California BanCorp.	4,137	86,215
Camden National Corp. (a)	2,675	145,039
Capital Bancorp., Inc	1,776	62,373
Capital City Bank Group, Inc.	2,214	109,416
Capitol Federal Financial, Inc.	19,265	163,945
Carter Bankshares, Inc.	3,511	119,409
Cathay General Bancorp.	10,199	632,236
CB Financial Services, Inc.	759	28,766
Central Pacific Financial Corp.	4,116	157,231
CF Bankshares, Inc.	701	22,972
Chain Bridge Bancorp, Inc. "A"*	419	17,619
Chemung Financial Corp.	639	47,657
ChoiceOne Financial Services, Inc.	2,270	77,180
Citizens & Northern Corp.	2,769	64,545
Citizens Community Bancorp, Inc.	1,303	30,477
Citizens Financial Services, Inc.	729	52,809
City Holding Co.	2,187	290,084
Civista Bancshares, Inc. (a)	3,294	92,957
CNB Financial Corp. (a)	4,670	157,426
Coastal Financial Corp.*	2,082	161,376
CoastalSouth Bancshares, Inc.	1,287	34,556
Colony Bankcorp, Inc.	3,304	66,377
Columbia Financial, Inc.* (a)	4,186	88,827
Commercial Bancgroup, Inc.	1,355	43,753
Community Bancorp	802	31,358
Community Financial System, Inc.	8,311	557,834
The accompanying notes are an integral part of the financial statements.

8 |	DWS Small Cap Index VIP

	Shares	Value ($)
Community Trust Bancorp., Inc.	2,492	180,321
Community West Bancshares	3,882	104,271
ConnectOne Bancorp., Inc.	7,561	252,840
Customers Bancorp., Inc.*	4,842	383,002
CVB Financial Corp.	26,582	599,424
Dime Community Bancshares, Inc.	6,333	257,436
Eagle Bancorp Montana, Inc.	1,199	28,692
Eagle Bancorp., Inc.	4,513	128,124
Eagle Financial Services, Inc.	698	28,939
Eastern Bankshares, Inc.	34,195	760,497
ECB Bancorp, Inc.*	993	19,939
Enterprise Financial Services Corp.	5,725	377,163
Equity Bancshares, Inc. "A"	2,663	130,460
Esquire Financial Holdings, Inc.	1,155	137,572
Farmers & Merchants Bancorp., Inc.	2,129	65,105
Farmers National Banc Corp.	9,020	131,692
FB Bancorp, Inc.*	2,540	38,252
FB Financial Corp.	6,895	381,638
Fidelity D&D Bancorp, Inc.	751	38,616
Financial Institutions, Inc.	3,102	120,885
Finwise Bancorp*	1,395	20,228
First BanCorp.	30,619	1,038,573
First Bancorp., Inc.	1,735	60,413
First Bank	3,505	62,144
First Busey Corp. (a)	12,732	375,594
First Business Financial Services, Inc.	1,279	80,794
First Capital, Inc.	519	33,548
First Commonwealth Financial Corp.	15,962	324,507
First Community Bancshares, Inc.	2,608	115,847
First Community Corp.	1,409	46,046
First Financial Bancorp.	16,537	559,447
First Financial Bankshares, Inc.	20,800	719,680
First Financial Corp.	1,768	136,914
First Guaranty Bancshares, Inc. (a)	950	9,567
First Internet Bancorp.	1,160	32,248
First Interstate BancSystem, Inc. "A" (a)	14,247	549,364
First Merchants Corp.	9,880	431,657
First Mid Bancshares, Inc.	3,785	182,021
First National Corp.	1,268	38,065
First Northern Community Bancorp*	2,375	42,608
First United Corp.	960	42,346
First Western Financial, Inc.*	1,372	44,055
Firstsun Capital Bancorp*	3,919	151,979
Five Star Bancorp.	2,478	120,654
Flagstar Bank NA	48,210	720,257
	Shares	Value ($)
Franklin Financial Services Corp.	678	42,443
FS Bancorp, Inc.	1,033	44,832
Fulton Financial Corp.	30,411	735,642
FVCBankcorp, Inc.	2,284	39,970
GBank Financial Holdings, Inc.*	1,503	45,556
German American Bancorp., Inc.	5,788	274,698
Glacier Bancorp., Inc.	20,607	1,062,909
Great Southern Bancorp., Inc. (a)	1,268	99,424
Greene County Bancorp., Inc.	1,137	38,192
Hancock Whitney Corp.	12,873	961,871
Hanmi Financial Corp.	4,704	152,410
Hanover Bancorp, Inc.	729	17,000
Hawthorn Bancshares, Inc.	925	36,353
HBT Financial, Inc. (a)	2,586	82,726
Heritage Financial Corp.	6,375	188,828
Hilltop Holdings, Inc.	6,219	241,173
Hingham Institution For Savings (a)	256	78,630
Home Bancorp., Inc.	1,114	76,331
Home BancShares, Inc.	29,333	837,457
HomeTrust Bancshares, Inc.	2,446	122,031
Hope Bancorp., Inc.	19,682	269,250
Horizon Bancorp, Inc.	8,067	161,179
Independent Bank Corp.	10,773	751,389
International Bancshares Corp.	8,618	654,537
Investar Holding Corp.	2,018	60,459
Isabella Bank Corp.	1,091	43,095
John Marshall Bancorp, Inc.	1,986	43,295
Kearny Financial Corp.	9,242	87,429
Lakeland Financial Corp.	3,824	236,017
Landmark Bancorp, Inc.	735	22,572
LCNB Corp.	2,180	38,346
Live Oak Bancshares, Inc.	5,735	234,217
MainStreet Bancshares, Inc.	928	22,912
Mechanics Bancorp "A"	6,323	100,536
Mercantile Bank Corp.	2,620	150,440
Meridian Corp.	1,535	30,746
Metrocity Bankshares, Inc.	3,542	127,122
Metropolitan Bank Holding Corp.	1,704	168,287
Mid Penn Bancorp, Inc.	3,417	119,048
Midland States Bancorp., Inc.	3,073	95,693
MVB Financial Corp.	1,869	54,220
National Bank Holdings Corp. "A"	6,775	301,013
National Bankshares, Inc.	895	32,515
NB Bancorp, Inc.	6,180	130,583
NBT Bancorp., Inc.	8,039	396,885
Nicolet Bankshares, Inc. (a)	3,100	512,709
Northeast Bank	1,162	154,000
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 9

	Shares	Value ($)
Northeast Community Bancorp, Inc.	1,975	54,787
Northfield Bancorp., Inc.	5,928	87,319
Northpointe Bancshares, Inc.	3,264	62,604
Northrim BanCorp., Inc.	3,484	96,646
Northwest Bancshares, Inc.	23,082	349,923
Norwood Financial Corp.	1,627	52,308
Oak Valley Bancorp.	1,145	38,638
OceanFirst Financial Corp.	13,028	254,437
OFG Bancorp.	6,677	327,640
Ohio Valley Banc Corp.	610	26,492
Old National Bancorp.	54,271	1,405,619
Old Second Bancorp., Inc.	7,783	181,500
OP Bancorp.	1,917	28,736
Orange County Bancorp, Inc.	1,992	73,266
Origin Bancorp, Inc.	4,653	238,001
Orrstown Financial Services, Inc.	3,029	123,674
Park National Corp. (a)	2,632	481,630
Parke Bancorp., Inc.	1,610	53,388
Pathward Financial, Inc.	3,335	290,345
PCB Bancorp.	1,740	49,364
Peapack-Gladstone Financial Corp.	2,541	120,266
Peoples Bancorp of North Carolina, Inc.	623	26,845
Peoples Bancorp., Inc.	5,488	210,794
Peoples Financial Services Corp. (a)	1,492	99,024
Pioneer Bancorp., Inc.*	1,654	28,234
Plumas Bancorp.	1,047	61,187
Ponce Financial Group, Inc.* (a)	3,191	63,629
Preferred Bank	1,750	185,955
Primis Financial Corp.	3,472	56,837
Princeton Bancorp, Inc.	830	31,499
Provident Financial Services, Inc.	20,157	476,512
QCR Holdings, Inc.	2,573	250,482
RBB Bancorp.	2,577	70,648
Red River Bancshares, Inc.	815	74,393
Renasant Corp.	14,699	625,295
Republic Bancorp., Inc. "A"	1,349	121,990
Rhinebeck Bancorp, Inc.*	672	11,632
Richmond Mutual Bancorp., Inc.	1,165	18,500
S&T Bancorp., Inc.	5,731	281,277
Seacoast Banking Corp. of Florida	15,302	508,792
ServisFirst Bancshares, Inc.	8,146	706,666
Shore Bancshares, Inc.	4,742	108,829
Sierra Bancorp.	1,888	76,955
Simmons First National Corp. "A"	22,814	516,737
SmartFinancial, Inc.	2,370	111,200
South Plains Financial, Inc.	2,476	106,678
	Shares	Value ($)
Southern First Bancshares, Inc.*	1,448	88,473
Southern Missouri Bancorp., Inc.	1,527	116,373
Southside Bancshares, Inc.	4,447	156,490
SR Bancorp, Inc.	1,017	20,015
Sterling Bancorp., Inc.* (b)	3,460	0
Stock Yards Bancorp., Inc.	4,130	315,821
Texas Capital Bancshares, Inc.	6,798	701,962
The Bancorp, Inc.*	6,231	390,310
Third Coast Bancshares, Inc.*	2,457	99,263
Timberland Bancorp., Inc.	1,192	53,414
Tompkins Financial Corp.	2,170	205,108
Towne Bank	13,733	497,684
TriCo Bancshares	4,627	249,164
Triumph Financial, Inc.*	3,570	272,427
TrustCo Bank Corp. NY (a)	2,734	150,124
Trustmark Corp.	8,738	402,035
UMB Financial Corp.	11,470	1,637,457
United Bankshares, Inc.	21,757	997,123
United Community Banks, Inc.	18,993	666,464
Unity Bancorp., Inc.	1,176	69,019
Univest Financial Corp.	4,320	189,000
USCB Financial Holdings, Inc.	1,929	39,467
Valley National Bancorp.	75,959	1,112,799
Virginia National Bankshares Corp.	762	33,818
WaFd, Inc.	11,560	443,557
Washington Trust Bancorp., Inc.	3,023	110,279
WesBanco, Inc.	14,983	584,787
West BanCorp, Inc.	2,440	64,733
Westamerica BanCorp.	3,767	221,010
Western New England Bancorp, Inc.	2,914	41,670
WSFS Financial Corp.	8,240	632,255
		51,969,313
Capital Markets 1.9%
Acadian Asset Management, Inc.	4,379	313,186
AlTi Global, Inc.*	8,193	29,577
Artisan Partners Asset Management, Inc. "A"	9,981	344,644
Bakkt, Inc.* (a)	4,628	36,145
BGC Group, Inc. "A"	58,566	626,070
BRC Group Holdings, Inc.*	3,621	29,113
Chaince Digital Holdings, Inc.* (a)	10,457	45,697
Cohen & Steers, Inc.	4,409	335,701
DigitalBridge Group, Inc. (a)	27,766	438,147
Donnelley Financial Solutions, Inc.*	3,906	163,857
GCM Grosvenor, Inc. "A"	9,294	114,316
The accompanying notes are an integral part of the financial statements.

10 |	DWS Small Cap Index VIP

	Shares	Value ($)
Gemini Space Station, Inc. "A"*	6,427	27,379
Innventure, Inc.* (a)	8,785	44,540
Marex Group PLC	9,660	588,777
MarketWise, Inc.	356	6,351
Miami International Holdings, Inc.*	11,874	441,238
Moelis & Co. "A"	11,718	766,592
Open Lending Corp.*	16,407	51,026
Patria Investments Ltd. "A"	10,269	112,754
Perella Weinberg Partners	10,726	171,187
Piper Sandler Companies	10,975	793,931
PJT Partners, Inc. "A"	3,822	576,893
Ridgepost Capital, Inc. "A"	9,498	74,749
Silvercrest Asset Management Group, Inc. "A"	851	8,604
StepStone Group, Inc. "A"	12,056	498,636
StoneX Group, Inc.*	11,307	1,339,879
Value Line, Inc. (a)	119	4,817
Victory Capital Holdings, Inc. "A"	6,680	561,521
Virtus Investment Partners, Inc.	1,004	144,074
Wealthfront Corp.*	5,758	51,476
Webull Corp.* (a)	52,081	339,568
Westwood Holdings Group, Inc.	1,138	21,804
WisdomTree, Inc. (a)	21,141	358,129
		9,460,378
Consumer Finance 1.2%
Atlanticus Holdings Corp.*	799	81,698
Bread Financial Holdings, Inc.	6,344	687,372
Consumer Portfolio Services, Inc.*	1,314	12,608
Dave, Inc.* (a)	1,592	593,163
Encore Capital Group, Inc.* (a)	3,273	305,338
Enova International, Inc.*	3,781	910,200
FirstCash Holdings, Inc.	6,397	1,383,799
Green Dot Corp. "A"*	8,637	116,686
Happen, Inc.*	17,762	368,384
Jefferson Capital, Inc.	3,546	69,041
LendingTree, Inc.*	1,781	78,881
Medallion Financial Corp.	2,502	25,545
Navient Corp.	10,024	85,304
Nelnet, Inc. "A"	2,313	308,392
NerdWallet, Inc. "A"*	4,901	45,334
Oportun Financial Corp.*	5,919	33,798
OppFi, Inc.* (a)	3,769	37,426
PRA Group, Inc.*	6,022	114,358
PROG Holdings, Inc.	6,110	284,787
Regional Management Corp.	1,391	57,309
	Shares	Value ($)
Upstart Holdings, Inc.*	13,272	470,227
World Acceptance Corp.*	389	87,070
		6,156,720
Financial Services 2.1%
Acacia Research Corp.*	5,012	23,356
Alerus Financial Corp. (a)	3,782	117,620
Better Home & Finance Holding Co.* (a)	1,251	34,403
Bladex, Inc.	4,589	282,086
Burford Capital Ltd. (a)	32,096	131,594
Cannae Holdings, Inc.	6,301	90,734
Cass Information Systems, Inc. (a)	1,836	94,224
Compass Diversified Holdings*	10,691	113,966
Dlocal Ltd.	14,320	186,088
Enact Holdings, Inc.	4,247	194,130
Essent Group Ltd.	14,175	911,169
EVERTEC, Inc. (a)	9,629	267,494
Federal Agricultural Mortgage Corp. "C"	1,454	289,739
Finance of America Companies, Inc. "A"* (a)	450	12,384
Flywire Corp.*	18,585	326,539
HA Sustainable Infrastructure Capital, Inc.	20,025	781,976
International Money Express, Inc.*	4,401	63,594
Jackson Financial, Inc. "A"	10,271	1,051,648
loanDepot, Inc. "A"*	18,869	23,586
Marqeta, Inc. "A"*	55,087	223,653
Merchants Bancorp. (a)	3,980	199,000
NCR Atleos Corp.*	11,484	498,520
NewtekOne, Inc.	3,999	59,225
NMI Holdings, Inc.*	11,925	489,998
Onity Group, Inc.*	1,102	43,805
Pagseguro Digital Ltd. "A"	25,655	232,178
Paymentus Holdings, Inc. "A"*	9,121	220,363
Payoneer Global, Inc.*	40,891	291,144
Paysafe Ltd.* (a)	3,532	26,384
Paysign, Inc.*	6,997	57,305
PennyMac Financial Services, Inc.	4,655	405,451
Priority Technology Holdings, Inc.* (a)	5,382	35,898
Radian Group, Inc.	21,226	799,583
Remitly Global, Inc.*	29,484	660,736
Repay Holdings Corp.*	9,778	41,068
Security National Financial Corp. "A"*	2,387	23,130
Sezzle, Inc.* (a)	2,544	436,627
StoneCo., Ltd. "A"	36,013	390,381
Velocity Financial, Inc.*	1,972	36,403
Walker & Dunlop, Inc.	5,222	285,643
Waterstone Financial, Inc.	2,390	49,545
		10,502,370
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 11

	Shares	Value ($)
Insurance 2.1%
Abacus Global Management, Inc. (a)	4,404	47,167
Accelerant Holdings "A"*	9,590	112,395
American Coastal Insurance Corp. "C"	3,911	43,412
American Integrity Insurance Group, Inc.	1,950	36,719
AMERISAFE, Inc.	2,973	100,577
Ategrity Specialty Holdings LLC*	1,506	36,204
Baldwin Insurance Group, Inc.* (a)	15,413	409,678
Bowhead Specialty Holdings, Inc.*	2,883	86,288
Citizens, Inc.* (a)	7,201	41,334
CNO Financial Group, Inc.	14,574	742,983
Crawford & Co. "A"	2,324	26,191
Donegal Group, Inc. "A"	2,725	51,394
Employers Holdings, Inc.	2,837	143,212
Exzeo Group, Inc.*	1,068	18,017
F&G Annuities & Life, Inc. (a)	5,585	148,505
Genworth Financial, Inc.*	59,890	567,158
Goosehead Insurance, Inc. "A"*	3,671	178,044
Greenlight Capital Re Ltd. "A"*	4,138	66,953
Hamilton Insurance Group Ltd. "B"	7,164	243,146
HCI Group, Inc.	1,744	305,636
Heritage Insurance Holdings, Inc.*	3,891	101,477
Hippo Holdings, Inc.*	2,998	84,723
Horace Mann Educators Corp.	6,315	326,170
Investors Title Co.	229	62,673
James River Group Holdings, Inc.	6,358	27,975
Kemper Corp.	9,178	247,439
Kingstone Companies, Inc.	1,831	34,844
Kingsway Corp.*	3,393	35,355
Lemonade, Inc.*	11,165	726,283
MBIA, Inc.*	7,266	47,374
Mercury General Corp.	4,233	451,322
Neptune Insurance Holdings, Inc. "A"*	5,983	188,465
NI Holdings, Inc.*	944	14,830
Octave Specialty Group, Inc.*	6,676	41,658
Oscar Health, Inc. "A"*	37,410	1,066,933
Palomar Holdings, Inc.*	4,124	521,232
Pelagos Insurance Capital Ltd.	6,907	168,185
Root, Inc. "A"*	2,021	113,014
Safety Insurance Group, Inc.	2,253	168,660
Selective Insurance Group, Inc.	9,464	918,103
SiriusPoint Ltd.*	16,473	395,352
	Shares	Value ($)
Skyward Specialty Insurance Group, Inc.*	6,510	379,859
Slide Insurance Holdings, Inc.*	10,136	196,334
Stewart Information Services Corp.	4,740	312,935
Tiptree, Inc.	3,705	66,394
Trupanion, Inc.*	5,174	128,160
United Fire Group, Inc.	3,410	178,820
Universal Insurance Holdings, Inc.	3,992	165,109
		10,574,691
Mortgage Real Estate Investment Trusts (REITs) 0.8%
ACRES Commercial Realty Corp. *	820	14,588
Adamas Trust, Inc.	13,427	125,945
Angel Oak Mortgage REIT, Inc.	2,597	23,581
Apollo Commercial Real Estate Finance, Inc. (a)	20,832	222,486
Arbor Realty Trust, Inc. (a)	29,160	158,047
Ares Commercial Real Estate Corp. (a)	8,376	37,692
ARMOUR Residential REIT, Inc.	19,726	344,219
Blackstone Mortgage Trust, Inc. "A"	25,061	424,784
BrightSpire Capital, Inc.	19,342	105,414
Chicago Atlantic Real Estate Finance, Inc.	2,969	31,828
Chimera Investment Corp.	12,852	171,446
Claros Mortgage Trust, Inc. *	13,672	32,129
Dynex Capital, Inc.	34,038	446,238
Ellington Financial, Inc. (a)	19,262	262,156
Franklin BSP Realty Trust, Inc. (a)	12,191	99,235
Invesco Mortgage Capital, Inc. (a)	14,348	113,349
KKR Real Estate Finance Trust, Inc. (a)	8,630	59,029
Ladder Capital Corp. (a)	17,543	174,553
MFA Financial, Inc.	16,047	155,495
Nexpoint Real Estate Finance, Inc.	1,192	18,476
Orchid Island Capital, Inc.	31,694	220,907
PennyMac Mortgage Investment Trust (a)	13,905	156,848
Ready Capital Corp. (a)	21,593	37,788
Redwood Trust, Inc.	19,834	94,013
Seven Hills Realty Trust	3,618	30,500
TPG Mortgage Investment Trust, Inc.	4,827	38,230
TPG RE Finance Trust, Inc.	11,139	93,233
Two Harbors Investment Corp.	16,755	207,929
		3,900,138
The accompanying notes are an integral part of the financial statements.

12 |	DWS Small Cap Index VIP

	Shares	Value ($)
Health Care 20.0%
Biotechnology 10.6%
4D Molecular Therapeutics, Inc.*	7,200	95,760
Abeona Therapeutics, Inc.* (a)	6,680	41,282
Absci Corp.*	21,245	246,230
ACADIA Pharmaceuticals, Inc.*	19,993	505,823
Achieve Life Sciences, Inc.*	12,219	79,790
Acumen Pharmaceuticals, Inc.*	7,371	19,681
ADC Therapeutics SA*	18,596	19,898
ADMA Biologics, Inc.*	35,681	298,650
Agenus, Inc.*	6,177	18,902
Agios Pharmaceuticals, Inc.*	9,158	339,853
Akebia Therapeutics, Inc.*	40,479	46,146
Aktis Oncology, Inc.* (a)	3,333	107,423
Alector, Inc.*	15,330	30,813
Alkermes PLC*	26,032	1,363,947
Allogene Therapeutics, Inc.*	41,656	86,644
Altimmune, Inc.*	31,195	94,833
ALX Oncology Holdings, Inc.*	16,880	34,942
AnaptysBio, Inc.*	3,020	203,850
Anavex Life Sciences Corp.* (a)	14,432	37,379
Anika Therapeutics, Inc.*	1,722	25,193
Annexon, Inc.*	24,395	139,295
Apogee Therapeutics, Inc.*	6,999	928,977
Arbutus Biopharma Corp.*	25,279	121,339
Arcturus Therapeutics Holdings, Inc.* (a)	3,797	25,516
Arcus Biosciences, Inc.*	13,872	427,674
Arcutis Biotherapeutics, Inc.*	17,748	465,353
Ardelyx, Inc.*	37,584	191,678
Armata Pharmaceuticals, Inc.*	1,840	11,923
ArriVent Biopharma, Inc.* (a)	5,813	201,944
ARS Pharmaceuticals, Inc.* (a)	9,674	77,489
Artiva Biotherapeutics, Inc.*	717	6,955
Assembly Biosciences, Inc.*	1,547	42,512
Atrium Therapeutics, Inc.*	2,245	30,195
Aura Biosciences, Inc.*	6,587	46,768
Aurinia Pharmaceuticals, Inc.*	18,471	313,453
Avalo Therapeutics, Inc.*	6,560	121,229
Beam Therapeutics, Inc.*	15,380	527,842
Benitec Biopharma, Inc.*	3,347	44,783
Bicara Therapeutics, Inc.*	6,755	200,556
BioCryst Pharmaceuticals, Inc.*	36,067	360,670
Biohaven Ltd.*	20,657	307,376
Black Diamond Therapeutics, Inc.*	7,305	13,514
	Shares	Value ($)
Bright Minds Biosciences, Inc.*	1,163	81,643
C4 Therapeutics, Inc.*	15,909	74,295
Cabaletta Bio, Inc.*	17,651	54,895
CAMP4 Therapeutics Corp.*	4,956	21,658
Candel Therapeutics, Inc.* (a)	9,951	102,495
Canton Strategic Holdings, Inc.*	6,951	19,602
Capricor Therapeutics, Inc.*	8,287	199,551
CareDx, Inc.*	7,878	224,523
Caribou Biosciences, Inc.*	14,330	25,221
Cartesian Therapeutics, Inc.*	2,091	21,788
Catalyst Pharmaceuticals, Inc.*	18,264	574,037
Celcuity, Inc.*	5,970	624,581
Celldex Therapeutics, Inc.*	12,120	450,985
Century Therapeutics, Inc.*	19,334	47,368
CG oncology, Inc.* (a)	11,451	813,593
Climb Bio, Inc.*	5,533	72,150
Cogent Biosciences, Inc.*	25,878	1,001,479
Coherus Oncology, Inc.*	20,484	28,678
Compass Therapeutics, Inc.*	20,577	45,064
Connect Biopharma Holdings Ltd.*	2,392	5,693
Corbus Pharmaceuticals Holdings, Inc.*	2,572	24,125
Corvus Pharmaceuticals, Inc.*	10,638	158,932
Crescent Biopharma, Inc.*	3,396	61,128
CRISPR Therapeutics AG* (a)	14,468	789,085
Cullinan Therapeutics, Inc.*	9,503	173,050
Cytokinetics, Inc.*	20,532	1,749,121
CytomX Therapeutics, Inc.*	27,936	104,760
Damora Therapeutics, Inc.*	8,166	212,398
Denali Therapeutics, Inc.*	22,819	586,905
Design Therapeutics, Inc.*	4,831	69,905
DiaMedica Therapeutics, Inc.* (a)	5,746	40,452
Dianthus Therapeutics, Inc.*	7,342	715,698
Disc Medicine, Inc.*	4,375	319,987
Dyne Therapeutics, Inc.*	21,155	469,852
Editas Medicine, Inc.*	15,662	50,745
Eikon Therapeutics, Inc.*	3,408	44,474
Eledon Pharmaceuticals, Inc.*	12,086	47,619
Elicio Operating Co., Inc.*	1,989	7,777
Emergent BioSolutions, Inc.* (a)	8,170	68,465
Enanta Pharmaceuticals, Inc.*	4,451	64,896
Entrada Therapeutics, Inc.*	4,686	34,489
Erasca, Inc.*	31,043	568,708
Evommune, Inc.* (a)	1,991	26,460
Fennec Pharmaceuticals, Inc.*	4,620	49,665
First Tracks Biotherapeutics, Inc.*	3,664	73,720
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 13

	Shares	Value ($)
Foghorn Therapeutics, Inc.*	5,062	24,703
Forte Biosciences, Inc.*	3,038	64,557
Galectin Therapeutics, Inc.* (a)	7,501	34,805
Generate Biomedicines, Inc.*	3,849	64,933
Geron Corp.*	87,895	112,506
GRAIL, Inc.*	6,407	437,406
Greenwich Lifesciences, Inc.* (a)	903	21,184
Gyre Therapeutics, Inc.* (a)	2,866	18,887
Heron Therapeutics, Inc.* (a)	23,391	9,983
Hyperliquid Strategies, Inc.*	19,759	155,503
Ideaya Biosciences, Inc.*	13,009	484,845
Immix Biopharma, Inc.*	6,452	66,520
Immuneering Corp. "A"* (a)	8,403	41,931
ImmunityBio, Inc.* (a)	59,956	524,915
Immunome, Inc.*	16,308	345,566
Immunovant, Inc.*	13,235	509,944
Inhibikase Therapeutics, Inc.* (a)	19,063	38,698
Inhibrx Biosciences, Inc.*	1,493	141,462
Intellia Therapeutics, Inc.* (a)	20,926	354,068
Invivyd, Inc.*	33,004	28,793
Iovance Biotherapeutics, Inc.* (a)	61,356	255,241
Ironwood Pharmaceuticals, Inc.*	25,705	108,218
Jade Biosciences, Inc.* (a)	5,114	113,633
Janux Therapeutics, Inc.*	6,790	104,294
Kailera Therapeutics, Inc.* (a)	7,258	159,894
Karyopharm Therapeutics, Inc.*	3,116	30,443
Keros Therapeutics, Inc.*	2,895	30,976
Kiniksa Pharmaceuticals International PLC*	6,573	420,343
Kodiak Sciences, Inc.*	6,038	235,240
Korro Bio, Inc.* (a)	1,744	22,986
Krystal Biotech, Inc.*	4,057	1,507,865
Kura Oncology, Inc.*	13,381	146,790
Kymera Therapeutics, Inc.*	9,721	1,114,707
Kyverna Therapeutics, Inc.*	6,581	58,637
Larimar Therapeutics, Inc.*	10,448	31,866
Lexeo Therapeutics, Inc.*	11,122	51,773
Lineage Cell Therapeutics, Inc.*	28,908	37,869
Lyell Immunopharma, Inc.*	1,465	20,583
MacroGenics, Inc.*	9,845	45,484
MannKind Corp.*	48,376	206,082
MapLight Therapeutics, Inc.*	1,639	58,742
MeiraGTx Holdings PLC* (a)	9,442	127,561
MiMedx Group, Inc.*	18,990	73,111
Mineralys Therapeutics, Inc.*	9,018	243,306
Minerva Neurosciences, Inc.*	5,318	29,515
Mirum Pharmaceuticals, Inc.*	7,368	862,572
	Shares	Value ($)
Monopar Therapeutics, Inc.* (a)	708	65,554
Monte Rosa Therapeutics, Inc.* (a)	11,406	276,025
Myriad Genetics, Inc.*	14,516	82,886
Neurogene, Inc.* (a)	1,776	55,855
Nkarta, Inc.*	6,322	17,891
Novavax, Inc.* (a)	23,948	225,590
Nurix Therapeutics, Inc.*	14,843	360,091
Nuvalent, Inc. "A"*	8,340	1,029,990
Nuvectis Pharma, Inc.* (a)	2,686	49,395
Ocugen, Inc.*	53,601	82,009
Olema Pharmaceuticals, Inc.*	12,310	153,998
OnKure Therapeutics, Inc. "A"*	4,118	18,778
Opus Genetics, Inc.*	8,420	34,606
Organogenesis Holdings, Inc.* (a)	10,232	24,864
ORIC Pharmaceuticals, Inc.*	11,738	127,122
Oruka Therapeutics, Inc.* (a)	7,815	743,753
Ovid therapeutics, Inc.*	24,048	64,689
Palisade Bio, Inc.*	23,150	48,383
Palvella Therapeutics, Inc.*	1,687	257,807
Perspective Therapeutics, Inc.*	16,195	55,225
Praxis Precision Medicines, Inc.*	3,902	1,306,351
Precigen, Inc.*	29,430	167,751
Precision BioSciences, Inc.*	3,753	29,499
Prelude Therapeutics, Inc.*	4,344	23,153
Prime Medicine, Inc.* (a)	14,834	54,737
ProKidney Corp.*	11,819	24,111
Protagonist Therapeutics, Inc.*	9,553	1,171,007
Protalix BioTherapeutics, Inc.*	10,693	24,915
Protara Therapeutics, Inc.*	8,393	32,061
Prothena Corp. PLC*	6,975	68,285
PTC Therapeutics, Inc.*	12,867	1,049,561
Puma Biotechnology, Inc.*	6,956	56,413
Recursion Pharmaceuticals, Inc. "A"* (a)	78,902	289,570
REGENXBIO, Inc.*	7,568	90,665
Relay Therapeutics, Inc.*	25,066	468,985
Replimune Group, Inc.*	12,441	137,722
Rezolute, Inc.*	12,293	63,924
Rhythm Pharmaceuticals, Inc.*	8,566	951,083
Rigel Pharmaceuticals, Inc.*	2,892	113,135
Rocket Pharmaceuticals, Inc.*	14,184	48,509
SAB Biotherapeutics, Inc.*	6,813	26,571
Sagimet Biosciences, Inc. "A"*	9,220	71,271
Sana Biotechnology, Inc.*	28,828	100,610
Sarepta Therapeutics, Inc.*	16,040	288,239
Savara, Inc.*	24,037	148,068
The accompanying notes are an integral part of the financial statements.

14 |	DWS Small Cap Index VIP

	Shares	Value ($)
Scholar Rock Holding Corp.*	17,353	954,415
SELLAS Life Sciences Group, Inc.* (a)	29,188	430,815
Shattuck Labs, Inc.*	9,616	66,735
Sionna Therapeutics, Inc.* (a)	2,896	127,395
Solid Biosciences, Inc.* (a)	12,359	123,466
Spruce Biosciences, Inc.*	425	22,950
Spyre Therapeutics, Inc.*	11,559	1,026,208
Stoke Therapeutics, Inc.*	8,492	277,858
Surrozen, Inc.* (a)	1,149	29,817
Sutro Biopharma, Inc.*	2,503	83,100
Syndax Pharmaceuticals, Inc.*	13,736	300,269
Tango Therapeutics, Inc.*	21,853	683,125
Taysha Gene Therapies, Inc.*	36,876	251,126
Tectonic Therapeutic, Inc.* (a)	1,536	52,800
Tenax Therapeutics, Inc.*	3,954	57,531
TG Therapeutics, Inc.*	22,598	1,241,534
Tonix Pharmaceuticals Holding Corp.*	2,356	30,063
Travere Therapeutics, Inc.*	13,875	788,239
TriSalus Life Sciences, Inc.* (a)	7,527	34,248
Twist Bioscience Corp.*	9,638	991,557
Tyra Biosciences, Inc.*	5,617	179,407
Ultragenyx Pharmaceutical, Inc.*	14,994	500,650
Unicycive Therapeutics, Inc.*	3,826	17,944
Upstream Bio, Inc.*	5,514	38,157
UroGen Pharma Ltd.*	6,694	246,339
Vanda Pharmaceuticals, Inc.*	8,627	52,797
Vaxcyte, Inc.*	20,451	1,188,817
Vera Therapeutics, Inc.*	9,912	425,324
Veracyte, Inc.*	12,573	738,412
Verastem, Inc.*	12,530	47,865
Vericel Corp.*	7,986	355,297
Vir Biotechnology, Inc.*	18,805	191,623
Viridian Therapeutics, Inc.*	14,196	260,780
Vor BioPharma, Inc.*	6,409	117,990
Voyager Therapeutics, Inc.*	8,212	28,742
Whitehawk Therapeutics, Inc.*	5,074	23,239
X4 Pharmaceuticals, Inc.*	12,703	59,323
Xencor, Inc.*	10,936	176,070
Xenon Pharmaceuticals, Inc.*	15,233	919,464
XOMA Royalty Corp.*	1,459	62,007
Z Squared, Inc.* (a)	6,907	73,076
Zenas Biopharma, Inc.* (a)	4,476	113,601
Zentalis Pharmaceuticals, Inc.*	7,830	37,975
Zura Bio Ltd.*	9,246	54,551
Zymeworks, Inc.*	7,391	193,201
		53,141,344
	Shares	Value ($)
Health Care Equipment & Supplies 2.7%
Acme United Corp.	563	26,866
Alphatec Holdings, Inc.*	18,935	163,788
AngioDynamics, Inc.*	5,868	76,343
Anteris Technologies Global Corp.*	12,857	126,641
Artivion, Inc.* (a)	6,970	156,616
AtriCure, Inc.*	7,682	214,942
Avanos Medical, Inc.*	6,982	173,712
Axogen, Inc.*	8,162	377,003
Beta Bionics, Inc.* (a)	6,410	100,445
Bioventus, Inc. "A"* (a)	7,579	71,546
Butterfly Network, Inc.*	32,483	273,507
CapsoVision, Inc.* (a)	5,499	41,682
Carlsmed, Inc.* (a)	1,014	10,525
Ceribell, Inc.*	4,339	84,394
Cerus Corp.*	31,294	91,378
ClearPoint Neuro, Inc.* (a)	4,435	79,120
CONMED Corp.	4,702	153,896
CVRx, Inc.*	2,195	11,282
Delcath Systems, Inc.* (a)	4,273	53,797
DENTSPLY SIRONA, Inc. (a)	31,726	336,613
Electromed, Inc.*	1,053	44,542
Embecta Corp.	8,414	27,430
Enovis Corp.*	9,154	189,488
Establishment Labs Holdings, Inc.*	4,202	360,574
Glaukos Corp.*	8,953	1,251,271
Haemonetics Corp.*	7,319	548,925
Hyperfine, Inc.*	12,341	16,660
ICU Medical, Inc.*	3,833	561,918
Inogen, Inc.*	3,941	25,419
Inspire Medical Systems, Inc.*	4,564	203,600
Integer Holdings Corp.*	5,322	497,341
Integra LifeSciences Holdings Corp.*	10,767	193,375
iRadimed Corp.	1,289	123,177
IRhythm Holdings, Inc.*	5,139	611,284
Kestra Medical Technologies Ltd.*	4,214	107,204
KORU Medical Systems, Inc.*	6,492	27,266
Lantheus Holdings, Inc.*	10,140	1,124,932
LeMaitre Vascular, Inc.	3,387	325,017
LivaNova PLC*	8,722	717,210
Lucid Diagnostics, Inc.* (a)	23,419	25,058
Merit Medical Systems, Inc.*	9,284	643,753
MiniMed Group, Inc.*	4,547	67,978
Neogen Corp.*	34,327	308,600
NeuroPace, Inc.*	4,167	66,214
Novocure Ltd.*	16,484	249,733
Omnicell, Inc.*	7,055	292,924
OraSure Technologies, Inc.*	9,491	42,330
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 15

	Shares	Value ($)
Orchestra BioMed Holdings, Inc.*	6,295	27,163
Orthofix Medical, Inc.*	6,376	58,277
OrthoPediatrics Corp.* (a)	2,794	53,449
Procept Biorobotics Corp.* (a)	8,600	194,188
Pro-Dex, Inc.*	328	19,204
Pulse Biosciences, Inc.* (a)	2,920	80,972
QuidelOrtho Corp.*	10,838	189,828
RxSight, Inc.*	6,353	30,621
Sanara Medtech, Inc.*	435	10,262
Senseonics Holdings, Inc.*	6,211	35,278
Shoulder Innovations, Inc.*	1,698	34,435
SI-BONE, Inc.* (a)	6,925	113,016
Sight Sciences, Inc.*	6,056	32,824
STAAR Surgical Co.*	5,181	148,643
Stereotaxis, Inc.*	8,864	15,246
Strive, Inc. "A"* (a)	9,982	108,904
Tactile Systems Technology, Inc.*	3,599	107,178
Tandem Diabetes Care, Inc.*	10,983	165,733
TransMedics Group, Inc.*	5,322	353,487
UFP Technologies, Inc.* (a)	1,180	312,853
Utah Medical Products, Inc.	448	30,903
Varex Imaging Corp.*	6,667	69,537
		13,469,320
Health Care Providers & Services 3.0%
Acadia Healthcare Co., Inc.*	14,435	426,266
Accendra Health, Inc.*	11,285	38,595
AdaptHealth Corp.*	16,199	168,794
Addus HomeCare Corp.*	2,884	289,755
agilon health, Inc.*	1,912	204,928
AirSculpt Technologies, Inc.* (a)	1,452	6,534
Alignment Healthcare, Inc.*	31,691	754,563
AMN Healthcare Services, Inc.*	6,032	195,256
Ardent Health, Inc.*	3,741	36,811
Astrana Health, Inc.*	7,058	327,562
Aveanna Healthcare Holdings, Inc.*	12,277	105,214
BrightSpring Health Services, Inc.*	25,337	1,767,002
Brookdale Senior Living, Inc.*	37,213	598,757
Castle Biosciences, Inc.*	4,710	112,333
Clover Health Investments Corp.*	65,173	341,507
Community Health Systems, Inc.* (a)	20,365	68,019
Concentra Group Holdings Parent, Inc. (a)	18,296	544,306
CorVel Corp.*	4,564	285,341
Cross Country Healthcare, Inc.*	4,784	63,197
Fulgent Genetics, Inc.*	2,959	60,719
GeneDx Holdings Corp.*	3,072	210,893
	Shares	Value ($)
Guardian Pharmacy Services, Inc. "A"*	2,844	119,078
HealthEquity, Inc.*	13,171	1,189,605
Hims & Hers Health, Inc.* (a)	33,543	1,162,936
Hinge Health, Inc. "A"*	6,479	537,757
InfuSystem Holdings, Inc.*	3,039	29,326
Innovage Holding Corp.*	3,456	40,954
LifeStance Health Group, Inc.*	29,605	317,070
Lumexa Imaging Holdings, Inc.* (a)	2,982	33,637
National HealthCare Corp. (a)	2,015	425,890
NeoGenomics, Inc.*	20,338	296,731
NRC Health	1,890	40,767
Nutex Health, Inc.* (a)	788	134,661
Omada Health, Inc.*	5,602	122,964
Oncology Institute, Inc.*	12,164	66,051
OPKO Health, Inc.*	63,275	94,913
Option Care Health, Inc.*	24,765	519,322
PACS Group, Inc.*	7,195	306,795
Pediatrix Medical Group, Inc.*	12,891	326,529
Privia Health Group, Inc.*	18,749	482,412
Progyny, Inc.*	10,561	304,474
RadNet, Inc.*	11,102	684,660
SBC Medical Group Holdings, Inc.*	3,326	10,244
Select Medical Holdings Corp.	15,016	247,914
Sonida Senior Living, Inc.*	4,532	184,906
Strata Critical Medical, Inc.* (a)	10,759	56,700
Surgery Partners, Inc.* (a)	12,233	205,514
Talkspace, Inc.*	22,626	117,655
The Pennant Group, Inc.*	5,370	198,421
U.S. Physical Therapy, Inc.	2,308	158,513
Viemed Healthcare, Inc.*	5,396	61,514
		15,084,265
Health Care Technology 0.3%
Certara, Inc.*	18,256	119,577
Claritev Corp.* (a)	1,527	52,086
Evolent Health, Inc. "A"*	18,011	97,620
HealthStream, Inc.	3,767	102,651
HeartFlow, Inc.*	12,468	365,811
LifeMD, Inc.* (a)	5,697	23,529
Phreesia, Inc.*	7,675	78,976
Schrodinger, Inc.*	9,098	147,842
Simulations Plus, Inc.*	2,704	49,510
Teladoc Health, Inc.* (a)	28,636	242,833
TruBridge, Inc.*	1,696	44,452
Waystar Holding Corp.*	17,329	355,764
		1,680,651
Life Sciences Tools & Services 0.6%
10X Genomics, Inc. "A"*	18,498	709,213
The accompanying notes are an integral part of the financial statements.

16 |	DWS Small Cap Index VIP

	Shares	Value ($)
Adaptive Biotechnologies Corp.*	23,903	512,719
Alamar Biosciences, Inc.*	2,095	56,754
Alpha Teknova, Inc.* (a)	1,675	9,514
Azenta, Inc.* (a)	6,606	168,585
BioLife Solutions, Inc.*	6,539	184,661
Codexis, Inc.*	12,386	27,992
CryoPort, Inc.*	7,792	122,334
Cytek Biosciences, Inc.*	19,142	84,799
Fortrea Holdings, Inc.*	14,887	259,034
Ginkgo Bioworks Holdings, Inc.* (a)	7,469	74,018
Lifecore Biomedical, Inc.*	4,226	22,187
Maravai LifeSciences Holdings, Inc. "A"*	17,708	110,498
Mesa Laboratories, Inc.	842	83,821
Nautilus Biotechnology, Inc.*	7,761	14,513
OmniAb, Inc.*	15,832	38,947
Pacific Biosciences of California, Inc.*	44,331	74,476
Personalis, Inc.* (a)	10,657	142,804
Quanterix Corp.*	6,240	26,957
		2,723,826
Pharmaceuticals 2.8%
Aclaris Therapeutics, Inc.*	18,613	98,463
Alto Neuroscience, Inc.* (a)	4,115	108,595
Alumis, Inc.*	12,214	343,702
Amneal Pharmaceuticals, Inc.*	26,488	458,507
Amphastar Pharmaceuticals, Inc.*	5,003	100,961
Amylyx Pharmaceuticals, Inc.*	14,453	259,576
AN2 Therapeutics, Inc.*	4,147	20,071
ANI Pharmaceuticals, Inc.*	3,231	267,462
Aquestive Therapeutics, Inc.* (a)	16,967	70,583
Arvinas, Inc.*	9,329	77,524
AtaiBeckley, Inc.*	50,342	265,302
Atea Pharmaceuticals, Inc.*	11,130	51,755
Avalyn Pharma, Inc.*	2,690	88,555
BioAge Labs, Inc.*	5,525	135,418
Collegium Pharmaceutical, Inc.*	5,030	182,086
Context Therapeutics, Inc.*	14,427	7,991
Contineum Therapeutics, Inc. "A"*	4,218	69,133
CorMedix, Inc.* (a)	11,715	91,963
Crinetics Pharmaceuticals, Inc.*	16,088	602,013
Definium Therapeutics, Inc.*	20,196	950,020
Edgewise Therapeutics, Inc.*	11,093	450,709
Enliven Therapeutics, Inc.*	6,631	336,523
Esperion Therapeutics, Inc.*	39,768	125,667
Eton Pharmaceuticals, Inc.*	4,196	151,895
	Shares	Value ($)
Evolus, Inc.*	9,322	64,695
EyePoint, Inc.*	12,163	173,931
Fulcrum Therapeutics, Inc.*	8,341	30,528
Harmony Biosciences Holdings, Inc.*	6,957	253,304
Harrow, Inc.* (a)	5,090	216,172
Indivior Pharmaceuticals, Inc.*	18,613	763,691
Innoviva, Inc.*	11,682	265,298
LB Pharmaceuticals, Inc.* (a)	3,517	114,144
LENZ Therapeutics, Inc.*	2,754	15,643
Lexicon Pharmaceuticals, Inc.*	39,081	93,794
Ligand Pharmaceuticals, Inc.*	3,117	985,253
Liquidia Corp.*	10,952	873,203
Maze Therapeutics, Inc.*	5,545	165,463
MBX Biosciences, Inc.*	4,779	263,801
MediWound Ltd.* (a)	1,337	19,654
Nektar Therapeutics*	5,335	372,436
Neumora Therapeutics, Inc.*	16,011	27,219
Nuvation Bio, Inc.*	39,609	224,979
Ocular Therapeutix, Inc.*	31,860	312,865
Omeros Corp.* (a)	11,321	107,663
Oramed Pharmaceuticals, Inc.	5,302	25,503
Pacira BioSciences, Inc.*	6,236	158,207
Perrigo Co. PLC	22,126	229,889
Phathom Pharmaceuticals, Inc.*	7,726	83,827
Phibro Animal Health Corp. "A"	3,292	103,369
Prestige Consumer Healthcare, Inc.*	7,429	351,169
Rapport Therapeutics, Inc.*	4,685	195,224
Relmada Therapeutics, Inc.*	14,857	102,810
Septerna, Inc.*	3,479	116,512
SIGA Technologies, Inc.	6,808	24,781
SpyGlass Pharma, Inc.*	1,747	38,888
Supernus Pharmaceuticals, Inc.*	8,708	405,009
Tarsus Pharmaceuticals, Inc.*	6,495	408,795
Theravance Biopharma, Inc.*	6,348	107,916
Third Harmonic Bio, Inc.* (b)	4,043	0
Trevi Therapeutics, Inc.*	16,567	308,975
VeraDermics, Inc.*	3,376	415,045
WaVe Life Sciences Ltd.*	21,673	125,920
Xeris Biopharma Holdings, Inc.*	26,274	208,090
Zevra Therapeutics, Inc.*	9,258	132,760
		14,200,899
Industrials 14.8%
Aerospace & Defense 1.8%
AAR Corp.*	6,207	887,166
AerSale Corp.*	5,805	36,688
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 17

	Shares	Value ($)
Aevex Corp. "A"*	2,836	59,244
AIRO Group Holdings, Inc.* (a)	3,530	26,087
Archer Aviation, Inc. "A"* (a)	104,571	494,621
Astronics Corp.*	4,107	333,735
Astronics Corp. "B"*	876	66,576
Beta Technologies, Inc. "A"*	5,326	89,210
Cadre Holdings, Inc. (a)	4,954	141,239
Ducommun, Inc.*	2,183	404,313
Eve Holding, Inc.* (a)	15,591	39,133
Firefly Aerospace, Inc.*	12,347	363,002
Innovative Solutions & Support, Inc.*	2,328	41,904
Intuitive Machines, Inc.* (a)	19,851	424,613
Mercury Systems, Inc.*	8,751	1,070,510
Moog, Inc. "A"	4,448	1,885,240
National Presto Industries, Inc.	858	107,241
Park Aerospace Corp. (a)	2,911	111,084
Red Cat Holdings, Inc.* (a)	17,495	186,322
Redwire Corp.*	30,322	370,838
Satellogic, Inc. "A"*	14,981	85,691
Sidus Space, Inc. "A"* (a)	12,922	36,311
Starfighters Space, Inc.* (a)	4,832	25,706
Swarmer, Inc.*	557	24,681
TAT Technologies Ltd.* (a)	1,885	90,914
V2X, Inc.*	4,550	339,248
Virgin Galactic Holdings, Inc.* (a)	15,162	43,818
Voyager Technologies, Inc. "A"* (a)	7,994	257,806
VSE Corp.	4,394	1,004,029
York Space Systems, Inc.* (a)	3,005	73,983
		9,120,953
Air Freight & Logistics 0.1%
Forward Air Corp.*	3,631	49,055
Hub Group, Inc. "A"	9,371	410,356
Radiant Logistics, Inc.*	5,886	55,681
		515,092
Building Products 1.2%
Apogee Enterprises, Inc.	3,336	152,589
AZZ, Inc.	4,677	725,169
CSW Industrials, Inc.	2,521	701,594
Gibraltar Industries, Inc.*	4,638	209,174
Griffon Corp.	6,031	588,203
Insteel Industries, Inc.	2,984	90,117
Janus International Group, Inc.*	20,963	116,345
Masterbrand, Inc.*	31,424	323,353
Quanex Building Products Corp. (a)	7,313	136,168
Resideo Technologies, Inc.*	21,353	664,078
Tecnoglass, Inc.	4,021	188,223
	Shares	Value ($)
UFP Industries, Inc.	8,893	806,951
Zurn Elkay Water Solutions Corp. "C"	23,483	1,186,596
		5,888,560
Commercial Services & Supplies 1.5%
ABM Industries, Inc.	9,165	405,460
ACCO Brands Corp.	14,444	60,087
ACV Auctions, Inc. "A"*	26,832	192,922
BrightView Holdings, Inc.*	11,164	158,194
Casella Waste Systems, Inc. "A"* (a)	9,924	962,330
Cimpress PLC* (a)	2,627	267,166
Civeo Corp.*	1,633	57,155
CompX International, Inc.	256	6,374
CoreCivic, Inc.*	15,249	463,265
Deluxe Corp.	7,049	168,330
Ennis, Inc.	3,949	83,916
Enviri Corp.*	4,128	90,610
Healthcare Services Group, Inc.*	10,717	263,209
HNI Corp.	11,224	453,562
Interface, Inc.	9,053	324,459
Liquidity Services, Inc.*	3,743	146,426
Millerknoll, Inc.	10,569	216,242
NLI Holdings, Inc.	1,218	7,247
Onterris, Inc.*	5,384	108,811
OPENLANE, Inc.*	16,576	683,594
Perma-Fix Environmental Services, Inc.* (a)	2,477	35,396
Pitney Bowes, Inc.	22,646	396,758
Quad Graphics, Inc.	4,683	39,478
The Brink's Co.	6,488	613,051
The GEO Group, Inc.*	19,876	587,336
UniFirst Corp.	2,295	606,936
Vestis Corp.*	14,246	206,852
		7,605,166
Construction & Engineering 2.0%
Ameresco, Inc. "A"*	5,152	142,195
Arcosa, Inc.	7,692	1,117,571
Argan, Inc.	2,134	1,704,106
Bowman Consulting Group Ltd.*	2,285	66,722
Cardinal Infrastructure Group, Inc. "A"* (a)	2,662	250,760
Centuri Holdings, Inc.*	13,735	415,346
Concrete Pumping Holdings, Inc.*	3,212	38,705
Construction Partners, Inc. "A"*	7,511	892,081
Fluor Corp.*	22,306	1,168,611
Granite Construction, Inc.	6,931	1,095,653
INNOVATE Corp.*	872	16,280
Legence Corp. "A"*	9,120	777,298
Limbach Holdings, Inc.*	1,754	135,058
Matrix Service Co.*	4,297	58,869
MYR Group, Inc.*	2,431	1,216,472
The accompanying notes are an integral part of the financial statements.

18 |	DWS Small Cap Index VIP

	Shares	Value ($)
NWPX Infrastructure, Inc.*	1,473	220,862
Orion Group Holdings, Inc.*	6,164	103,678
Shimmick Corp.*	1,366	6,243
Tutor Perini Corp.	7,117	590,498
		10,017,008
Electrical Equipment 1.3%
Allient, Inc.	2,295	236,224
American Superconductor Corp.*	7,284	302,359
Amprius Technologies, Inc.*	21,212	293,998
Array Technologies, Inc.* (a)	24,281	179,922
Atkore, Inc.	5,311	403,848
Babcock & Wilcox Enterprises, Inc.*	20,746	292,519
ChargePoint Holdings, Inc.*	3,780	22,340
Energous Corp.*	845	20,322
Energy Vault Holdings, Inc.* (a)	21,774	102,556
EnerSys	5,780	1,351,480
Enovix Corp.* (a)	31,199	189,378
Eos Energy Enterprises, Inc.* (a)	53,361	313,763
Espey Mfg. & Electronics Corp.	368	24,785
Fluence Energy, Inc.*	13,505	268,479
FuelCell Energy, Inc.*	8,279	298,127
GrafTech International Ltd.*	2,645	15,632
Hyliion Holdings Corp.*	20,103	104,737
LSI Industries, Inc.	5,292	140,661
NANO Nuclear Energy, Inc.* (a)	6,839	144,576
Net Power, Inc.* (a)	6,044	10,093
NuScale Power Corp.* (a)	50,517	506,685
Plug Power, Inc.* (a)	212,351	575,471
Power Solutions International, Inc.*	1,358	52,813
Preformed Line Products Co.	385	158,066
SES AI Corp.*	39,597	38,021
Shoals Technologies Group, Inc. "A"*	26,311	260,479
Sunrun, Inc.*	36,257	485,119
Tigo Energy, Inc.*	6,079	14,164
		6,806,617
Ground Transportation 0.4%
ArcBest Corp.	3,472	498,371
Covenant Logistics Group, Inc.	2,450	108,241
FTAI Infrastructure, Inc.	17,326	80,393
Heartland Express, Inc.	5,850	89,037
Hertz Global Holdings, Inc.* (a)	20,202	45,758
Marten Transport Ltd.	9,098	157,850
PAMT Corp.*	816	11,432
Proficient Auto Logistics, Inc.*	3,577	24,359
RXO, Inc.*	26,029	718,140
	Shares	Value ($)
Universal Logistics Holdings, Inc.	971	14,371
Werner Enterprises, Inc.	9,418	410,719
		2,158,671
Industrial Conglomerates 0.1%
Brookfield Business Corp. "A" (a)	11,009	328,619
Machinery 3.4%
3D Systems Corp.*	22,780	68,796
Aebi Schmidt Holding AG	5,898	74,020
AirJoule Technologies Corp.* (a)	5,117	28,348
Alamo Group, Inc.	1,634	268,777
Albany International Corp. "A" (a)	4,486	334,207
Alliance Laundry Holdings, Inc.*	6,898	182,935
Astec Industries, Inc.	3,660	223,955
Atmus Filtration Technologies, Inc.	12,956	660,626
Blue Bird Corp.*	4,950	390,852
CECO Environmental Corp.*	8,191	743,251
Columbus McKinnon Corp.	4,500	68,085
Commercial Vehicle Group, Inc.*	4,882	22,555
Douglas Dynamics, Inc.	3,582	193,249
Elmet Group Co.*	1,566	30,913
Energy Recovery, Inc.*	8,207	74,027
Enerpac Tool Group Corp.	8,072	289,462
Enpro, Inc.	3,347	1,261,585
ESCO Technologies, Inc.	4,114	1,440,064
Federal Signal Corp.	9,481	1,218,214
Franklin Electric Co., Inc.	5,944	637,137
FreightCar America, Inc.*	2,331	22,704
Gencor Industries, Inc.*	1,474	21,992
Gorman-Rupp Co.	3,313	303,935
Graham Corp.* (a)	1,644	203,511
Greenbrier Companies, Inc.	4,758	233,190
Helios Technologies, Inc.	5,179	462,226
Hillman Solutions Corp.*	30,772	259,716
Hyster-Yale, Inc.	1,738	60,934
JBT Marel Corp.	8,245	1,195,525
Kadant, Inc. (a)	1,865	586,039
Kennametal, Inc.	12,203	427,715
L.B. Foster Co. "A"*	1,555	70,239
Lindsay Corp.	1,599	197,956
Luxfer Holdings PLC	4,251	76,688
Mayville Engineering Co., Inc.*	2,305	86,345
Microvast Holdings, Inc.* (a)	33,196	38,839
Miller Industries, Inc.	1,745	89,257
Mueller Water Products, Inc. "A"	24,405	630,381
Omega Flex, Inc.	547	17,170
Palladyne AI Corp.* (a)	5,676	34,510
Park-Ohio Holdings Corp. (a)	1,584	60,905
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 19

	Shares	Value ($)
Perma-Pipe International Holdings, Inc.*	1,170	31,859
Proto Labs, Inc.*	3,733	304,277
Richtech Robotics, Inc. "B"* (a)	29,350	61,928
Standex International Corp.	1,889	675,639
Taylor Devices, Inc.*	508	29,809
Tennant Co.	2,768	242,311
Terex Corp.	17,884	1,294,623
The Manitowoc Co., Inc.*	5,563	77,270
Titan International, Inc.* (a)	8,353	64,402
Trinity Industries, Inc.	12,529	433,253
Twin Disc, Inc.	1,815	42,108
Velo3D, Inc.* (a)	2,593	45,507
Wabash National Corp.	6,250	84,375
Worthington Enterprises, Inc.	4,833	259,822
		16,938,018
Marine Transportation 0.3%
Costamare Bulkers Holdings Ltd.*	1,337	23,478
Costamare, Inc.	7,093	99,444
Genco Shipping & Trading Ltd.	5,137	127,295
Himalaya Shipping Ltd.*	4,661	62,271
Matson, Inc.	4,731	909,440
Pangaea Logistics Solutions Ltd.	5,638	36,647
Safe Bulkers, Inc. (a)	8,714	54,985
		1,313,560
Passenger Airlines 0.5%
Allegiant Travel Co.*	3,788	445,469
flyExclusive, Inc.* (a)	3,168	6,336
Frontier Group Holdings, Inc.*	9,352	73,974
JetBlue Airways Corp.*	52,750	302,257
Joby Aviation, Inc.* (a)	105,206	938,438
Republic Airways Holdings, Inc.*	2,236	46,978
SkyWest, Inc.*	6,221	617,932
Wheels Up Experience, Inc.* (a)	829	7,436
		2,438,820
Professional Services 1.1%
Asure Software, Inc.*	3,906	31,014
Barrett Business Services, Inc.	3,627	128,831
BlackSky Technology, Inc.* (a)	5,259	146,831
CBIZ, Inc.*	7,569	242,814
Clarivate PLC*	54,968	118,731
Concentrix Corp.	6,713	150,405
Conduent, Inc.*	23,415	34,186
CRA International, Inc.	998	142,015
Exponent, Inc.	7,647	449,338
	Shares	Value ($)
Falcon's Beyond Global, Inc. "A"* (a)	4,394	78,741
First Advantage Corp.*	12,316	222,304
Franklin Covey Co.*	1,533	37,605
HireQuest, Inc.	827	10,387
Huron Consulting Group, Inc.*	2,552	230,088
IBEX Holdings Ltd.*	1,566	47,559
ICF International, Inc.	2,797	203,789
Innodata, Inc.*	4,937	373,139
Insperity, Inc.	5,675	234,434
Kelly Services, Inc. "A"	4,723	57,998
Kforce, Inc.	2,660	124,807
Korn Ferry (a)	8,190	545,290
Legalzoom.com, Inc.*	18,809	115,299
ManpowerGroup, Inc.	7,220	243,819
Maximus, Inc.	8,541	459,164
Mistras Group, Inc.*	2,796	48,846
Public Policy Holding Co., Inc. REG S (a)	571	4,231
RCM Technologies, Inc.*	755	21,314
Resolute Holdings Management, Inc.* (a)	632	91,343
Spire Global, Inc.* (a)	4,778	88,871
TIC Solutions, Inc.*	28,265	228,664
TriNet Group, Inc.	4,294	212,510
TrueBlue, Inc.*	4,343	30,271
Upwork, Inc.* (a)	18,915	158,129
Verra Mobility Corp.*	24,109	102,463
Willdan Group, Inc.*	2,242	177,342
		5,592,572
Trading Companies & Distributors 1.1%
Alta Equipment Group, Inc.*	3,291	21,293
BlueLinx Holdings, Inc.*	1,209	74,813
Boise Cascade Co.	5,638	437,678
Custom Truck One Source, Inc.*	9,618	113,589
Distribution Solutions Group, Inc.*	1,367	37,387
DNOW, Inc.*	29,561	383,406
DXP Enterprises, Inc.*	2,021	341,024
EVI Industries, Inc.	620	9,164
GATX Corp.	5,575	987,834
Global Industrial Co.	2,359	78,932
Herc Holdings, Inc.	5,205	746,085
Hudson Technologies, Inc.*	5,496	31,547
Karat Packaging, Inc.	1,360	45,506
McGrath RentCorp.	3,854	466,450
NPK International, Inc.*	13,029	207,291
Rush Enterprises, Inc. "A"	9,569	698,393
Rush Enterprises, Inc. "B"	1,476	112,914
Titan Machinery, Inc.*	3,351	70,773
Transcat, Inc.*	1,473	136,650
Willis Lease Finance Corp.	600	137,280
Xometry, Inc. "A"*	7,181	693,110
		5,831,119
The accompanying notes are an integral part of the financial statements.

20 |	DWS Small Cap Index VIP

	Shares	Value ($)
Transportation Infrastructure 0.0%
Sky Harbour Group Corp.* (a)	3,576	35,188
Information Technology 14.2%
Communications Equipment 1.1%
ADTRAN Holdings, Inc.*	11,730	163,047
Aviat Networks, Inc.*	1,870	41,514
BK Technologies Corp.*	478	41,098
Calix, Inc.*	9,174	342,374
Clearfield, Inc.*	1,806	71,861
Digi International, Inc.*	5,833	437,183
Extreme Networks, Inc.*	20,159	652,547
Harmonic, Inc.*	17,121	279,586
Inseego Corp.* (a)	1,900	19,627
KVH Industries, Inc.*	1,963	19,453
Lantronix, Inc.*	5,581	32,816
NETGEAR, Inc.*	4,171	97,393
NetScout Systems, Inc.*	11,079	482,491
Ondas, Inc.*	75,739	624,089
Ribbon Communications, Inc.*	14,900	34,866
Viasat, Inc.*	19,721	1,771,143
Vistance Networks, Inc.*	34,523	441,204
		5,552,292
Electronic Equipment, Instruments & Components 2.8%
908 Devices, Inc.*	4,698	40,873
Aeva Technologies, Inc.*	4,398	126,310
Arlo Technologies, Inc.*	16,656	224,523
Badger Meter, Inc. (a)	4,623	685,961
Bel Fuse, Inc. "A"	266	77,467
Bel Fuse, Inc. "B"	1,897	631,777
Belden, Inc.	6,114	733,130
Benchmark Electronics, Inc.	5,596	552,157
Climb Global Solutions, Inc.	2,626	60,949
Crane NXT Co.	7,800	399,048
CTS Corp.	4,425	288,466
Daktronics, Inc.*	6,254	122,328
ePlus, Inc.	4,107	341,826
Evolv Technologies Holdings, Inc.*	25,821	149,762
Forward Industries, Inc.*	9,745	41,124
Frequency Electronics, Inc.* (a)	1,070	70,994
Insight Enterprises, Inc.*	4,470	544,446
Itron, Inc.*	6,927	599,393
Kimball Electronics, Inc.*	3,796	97,178
Knowles Corp.*	13,338	553,260
LightPath Technologies, Inc. "A"*	8,702	142,278
Lightwave Logic, Inc.*	24,655	233,236
Methode Electronics, Inc. (a)	5,507	104,468
Mirion Technologies, Inc.*	37,590	673,989
M-Tron Industries, Inc.*	658	65,241
	Shares	Value ($)
Napco Security Technologies, Inc.	5,350	203,193
nLight, Inc.*	8,671	603,675
Novanta, Inc.* (a)	5,632	913,736
OSI Systems, Inc.*	2,488	544,126
Ouster, Inc.* (a)	9,719	607,632
PC Connection, Inc.	1,747	127,513
Plexus Corp.*	4,207	1,264,919
Powerfleet, Inc. NJ* (a)	20,152	77,182
RF Industries Ltd.*	1,322	28,040
Richardson Electronics Ltd.	1,949	37,050
Rogers Corp.*	2,812	460,409
ScanSource, Inc.*	3,310	172,418
SmartRent, Inc.*	26,852	31,954
Syntec Optics Holdings, Inc.*	1,109	13,807
Unusual Machines, Inc.*	7,185	160,225
Vishay Intertechnology, Inc. (a)	19,149	1,029,833
Vishay Precision Group, Inc.*	1,919	287,677
Vuzix Corp.* (a)	11,427	33,138
		14,156,711
IT Services 0.4%
Backblaze, Inc. "A"*	9,216	146,166
BigBear.ai Holdings, Inc.*	75,389	276,678
Brand Engagement Network, Inc.*	704	12,045
Commerce.com, Inc.*	11,892	35,200
Crexendo, Inc.*	2,919	21,805
DXC Technology Co.*	26,410	233,729
Everforth, Inc.*	6,390	114,189
Fastly, Inc. "A"*	23,759	436,215
Globant SA* (a)	6,780	196,213
Grid Dynamics Holdings, Inc.*	10,406	59,106
Information Services Group, Inc.	5,366	22,054
Rackspace Technology, Inc.*	14,458	94,411
SharonAI Holdings, Inc.*	673	56,976
The Hackett Group, Inc.	3,541	38,137
TSS, Inc.* (a)	3,843	47,269
Tucows, Inc. "A"*	1,004	13,524
Unisys Corp.*	10,200	37,332
Whitefiber, Inc.* (a)	1,787	69,425
		1,910,474
Semiconductors & Semiconductor Equipment 3.6%
ACM Research, Inc. "A"*	8,370	1,062,069
Aehr Test Systems*	4,749	456,189
Aeluma, Inc.* (a)	1,919	42,372
Alpha & Omega Semiconductor Ltd.*	3,779	178,860
Ambarella, Inc.*	6,616	567,653
Ambiq Micro, Inc.*	2,923	258,101
Amtech Systems, Inc.*	1,843	42,536
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 21

	Shares	Value ($)
Atomera, Inc.* (a)	6,023	52,460
Axcelis Technologies, Inc.*	4,870	922,622
AXT, Inc.*	9,692	698,599
Blaize Holdings, Inc.* (a)	11,082	15,293
Canadian Solar, Inc.*	7,686	123,130
CEVA, Inc.*	4,362	205,712
Cohu, Inc.* (a)	7,248	535,700
Diodes, Inc.*	7,142	781,620
Everspin Technologies, Inc.*	3,057	73,918
GSI Technology, Inc.*	4,968	38,403
Ichor Holdings Ltd.*	5,445	611,365
Impinj, Inc.*	4,541	650,407
indie Semiconductor, Inc. "A"* (a)	33,694	151,286
inTEST Corp.*	1,831	33,269
Kopin Corp.*	27,572	123,523
Kulicke & Soffa Industries, Inc.	8,055	1,077,437
MaxLinear, Inc.*	13,449	1,721,875
Navitas Semiconductor Corp.*	28,513	510,953
NVE Corp.	773	80,817
PDF Solutions, Inc.*	5,129	363,082
Penguin Solutions, Inc.*	7,808	593,486
Photronics, Inc.*	8,994	292,575
Power Integrations, Inc.	8,701	728,796
QuickLogic Corp.*	2,599	51,902
Rigetti Computing, Inc.* (a)	52,047	1,005,548
Silicon Laboratories, Inc.*	5,150	1,125,584
SkyWater Technology, Inc.*	5,873	204,498
Synaptics, Inc.*	6,038	750,101
T1 Energy, Inc.* (a)	27,773	263,288
Toyo Co., Ltd.*	1,280	8,896
Ultra Clean Holdings, Inc.*	6,982	995,563
Veeco Instruments, Inc.* (a)	9,339	707,896
Wolfspeed, Inc.* (a)	4,433	213,892
		18,321,276
Software 6.0%
8x8, Inc.*	19,767	33,802
A10 Networks, Inc.	11,243	420,039
ACI Worldwide, Inc.*	15,965	802,880
Adeia, Inc.	17,302	569,755
Agilysys, Inc.*	4,085	426,883
Alarm.com Holdings, Inc.*	7,414	346,382
Alkami Technology, Inc.* (a)	10,676	193,449
Amplitude, Inc. "A"*	15,143	115,844
Appian Corp. "A"*	6,271	143,606
Arteris, Inc.*	5,390	261,900
Asana, Inc. "A"* (a)	15,305	107,135
AvePoint, Inc.*	26,673	299,004
Bit Digital, Inc.*	51,702	93,064
Bitdeer Technologies Group "A"* (a)	20,107	319,098
Blackbaud, Inc.*	5,677	168,153
BlackLine, Inc.*	7,630	214,174
Blend Labs, Inc. "A"*	28,130	48,102
	Shares	Value ($)
Box, Inc. "A"*	21,304	565,408
Braze, Inc. "A"*	15,049	326,413
C3.ai, Inc. "A"* (a)	21,030	191,163
Cerence, Inc.* (a)	7,002	79,263
Cipher Digital, Inc.* (a)	52,726	1,291,787
Cleanspark, Inc.*	39,284	571,582
Clear Secure, Inc. "A"	14,807	825,194
Commvault Systems, Inc.*	6,952	985,307
Consensus Cloud Solutions, Inc.*	2,845	108,537
Core Scientific, Inc.*	48,751	1,247,538
CS Disco, Inc.*	3,541	13,385
Daily Journal Corp.* (a)	212	127,452
Digimarc Corp.* (a)	1,793	14,739
Digital Turbine, Inc.*	17,743	228,885
Domo, Inc. "B"* (a)	4,919	15,397
Duos Technologies Group, Inc.*	4,160	49,920
D-Wave Quantum, Inc.* (a)	57,350	1,375,827
eGain Corp.*	2,226	14,024
EverCommerce, Inc.* (a)	2,518	25,331
Five9, Inc.*	11,773	251,000
Freshworks, Inc. "A"*	33,182	335,802
Hut 8 Corp.*	16,043	1,852,084
I3 Verticals, Inc. "A"* (a)	3,465	74,012
Intapp, Inc.*	8,597	216,730
Intellicheck, Inc.*	2,894	11,865
InterDigital, Inc. (a)	4,057	1,148,658
JFrog Ltd.*	16,950	1,540,416
Kaltura, Inc.*	14,304	18,595
Keel Infrastructure Corp.*	91,598	525,773
Life360, Inc.* (a)	2,949	163,257
LiveRamp Holdings, Inc.*	9,699	365,070
MARA Holdings, Inc.* (a)	60,188	836,011
Mitek Systems, Inc.*	7,104	143,004
N-able, Inc.* (a)	10,178	37,353
nCino, Inc.*	16,546	270,527
NCR Voyix Corp.* (a)	22,155	181,006
NextNav, Inc.*	15,651	279,057
OneSpan, Inc.	5,851	83,962
Ooma, Inc.*	4,056	77,956
PagerDuty, Inc.*	12,848	123,983
PAR Technology Corp.*	6,589	114,780
Porch Group, Inc.* (a)	15,329	230,548
Progress Software Corp.* (a)	6,638	222,904
Q2 Holdings, Inc.*	9,860	474,266
Qualys, Inc.*	5,647	776,406
Rapid7, Inc.*	10,460	84,726
Red Violet, Inc.*	1,800	114,696
ReposiTrak, Inc. (a)	1,682	15,138
Rimini Street, Inc.*	7,355	31,332
Riot Platforms, Inc.*	55,439	1,517,920
Roadzen, Inc.*	7,205	10,519
ServiceTitan, Inc. "A"*	9,527	673,654
Silvaco Group, Inc.*	1,905	26,270
Soluna Holdings, Inc.*	16,427	22,177
The accompanying notes are an integral part of the financial statements.

22 |	DWS Small Cap Index VIP

	Shares	Value ($)
SoundHound AI, Inc. "A"* (a)	62,060	401,528
Sprinklr, Inc. "A"*	17,414	89,856
Sprout Social, Inc. "A"*	8,551	64,560
SPS Commerce, Inc.*	5,775	330,157
Telos Corp.*	8,786	40,416
Tenable Holdings, Inc.*	17,839	657,902
Teradata Corp.*	14,845	514,379
Thryv Holdings, Inc.*	4,905	19,326
Varonis Systems, Inc.*	17,735	744,161
Veritone, Inc.*	13,136	17,996
Vertex, Inc. "A"*	11,428	131,194
Via Transportation, Inc. "A"* (a)	8,306	150,671
Viant Technology, Inc. "A"*	2,687	34,017
Weave Communications, Inc.*	10,262	61,469
Workiva, Inc.*	8,071	391,524
Xperi, Inc.*	7,291	60,005
Yext, Inc.*	13,616	63,587
ZenaTech, Inc.*	6,741	10,112
Zeta Global Holdings Corp. "A"*	35,252	693,759
		29,948,498
Technology Hardware, Storage & Peripherals 0.3%
Corsair Gaming, Inc.* (a)	7,473	72,264
CPI Card Group, Inc.*	1,249	25,954
Diebold Nixdorf, Inc.* (a)	3,520	299,270
Eastman Kodak Co.*	10,146	93,851
GPGI, Inc. "A"	28,080	445,068
Immersion Corp.	4,233	28,658
Infleqtion, Inc.* (a)	18,106	241,172
One Stop Systems, Inc.*	3,531	64,194
Quantum Computing, Inc.* (a)	31,892	309,352
Turtle Beach Corp.*	2,236	27,838
Xerox Holding Corp. (a)	19,138	59,902
		1,667,523
Materials 4.2%
Chemicals 1.8%
AdvanSix, Inc.	4,218	83,854
Alto Ingredients, Inc.*	11,611	66,183
Ashland, Inc.	7,207	474,869
ASP Isotopes, Inc.* (a)	18,306	113,863
Aspen Aerogels, Inc.*	10,669	67,641
Avient Corp.	14,492	535,624
Balchem Corp.	5,090	859,955
Cabot Corp.	8,109	736,459
Chemours Co.	23,845	489,299
Core Molding Technologies, Inc.*	1,320	31,152
Ecovyst, Inc.*	16,932	210,803
Flotek Industries, Inc.* (a)	2,290	53,861
FMC Corp. (a)	19,978	229,747
H.B. Fuller Co.	8,658	504,675
	Shares	Value ($)
Hawkins, Inc.	3,055	434,116
Huntsman Corp.	25,968	275,780
Ingevity Corp.*	5,532	413,074
Innospec, Inc.	3,909	318,154
Intrepid Potash, Inc.*	1,754	57,496
Koppers Holdings, Inc. (a)	2,873	128,998
Kronos Worldwide, Inc.	3,387	21,440
LSB Industries, Inc.*	9,429	101,927
Mativ Holdings, Inc.	8,645	65,443
Minerals Technologies, Inc. (a)	4,878	360,826
Orion SA	8,811	58,417
Perimeter Solutions, Inc.*	23,607	841,590
PureCycle Technologies, Inc.* (a)	22,921	185,889
Quaker Chemical Corp.	2,160	343,159
Rayonier Advanced Materials, Inc.*	9,785	76,910
Sensient Technologies Corp.	6,694	825,303
Stepan Co.	3,366	187,554
Tronox Holdings PLC	18,653	117,514
Valhi, Inc.	368	5,399
		9,276,974
Construction Materials 0.2%
Knife River Corp.*	9,011	753,770
Smith-Midland Corp.*	419	12,151
Titan America SA* (a)	3,977	74,211
United States Lime & Minerals, Inc.	1,690	176,892
		1,017,024
Containers & Packaging 0.2%
Ardagh Metal Packaging SA	22,249	105,461
Greif, Inc. "A"	3,780	281,572
Greif, Inc. "B" (a)	756	70,716
Myers Industries, Inc. (a)	5,799	204,763
O-I Glass, Inc.*	24,443	235,386
Ranpak Holdings Corp.*	7,675	56,104
TriMas Corp.	4,208	189,486
		1,143,488
Metals & Mining 1.9%
Alpha Metallurgical Resources, Inc.*	1,653	272,646
American Battery Technology Co.* (a)	20,341	57,565
Ampco-Pittsburgh Corp.*	2,547	22,031
Caledonia Mining Corp. PLC (a)	2,648	50,577
Century Aluminum Co.*	10,886	500,865
Commercial Metals Co.	17,513	1,098,941
Compass Minerals International, Inc.*	5,042	156,957
Constellium SE*	21,025	670,067
Contango Silver & Gold, Inc.* (a)	4,134	65,276
Critical Metals Corp.* (a)	10,669	109,357
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 23

	Shares	Value ($)
Dakota Gold Corp.*	18,364	78,231
Elemental Royalty Corp. (a)	5,626	98,230
Ferroglobe PLC	18,983	60,366
Friedman Industries, Inc.	1,022	32,888
Gold Resource Corp.*	25,902	32,636
Hycroft Mining Holding Corp. "A"*	8,349	195,366
Idaho Strategic Resources, Inc.* (a)	2,413	79,026
Ivanhoe Electric, Inc.*	18,538	178,150
Kaiser Aluminum Corp.	2,565	501,791
Lifezone Metals Ltd.*	6,110	23,707
Materion Corp.	3,258	968,897
McEwen, Inc.*	8,214	148,920
Metallus, Inc.*	5,791	108,234
NioCorp Developments Ltd.* (a)	22,520	108,546
Novagold Resources, Inc.*	53,998	322,368
Perpetua Resources Corp.* (a)	13,521	280,696
Ramaco Resources, Inc. "A"* (a)	6,891	91,168
Ramaco Resources, Inc. "B"*	1,113	9,516
REalloys, Inc.* (a)	8,953	129,371
Ryerson Holding Corp.	6,952	171,089
Silver Bow Mining Corp.*	840	5,678
SSR Mining, Inc.*	34,269	969,127
SunCoke Energy, Inc.	13,567	109,214
Tredegar Corp.*	4,369	34,777
U.S. Antimony Corp.* (a)	21,045	152,787
U.S. Gold Corp.*	2,260	34,646
U.S. Goldmining, Inc.* (a)	321	2,610
USA Rare Earth, Inc.* (a)	30,141	650,443
Vista Gold Corp.*	22,747	43,447
Vox Royalty Corp.	9,820	46,449
Warrior Met Coal, Inc.	8,247	669,326
Worthington Steel, Inc.	5,115	171,762
		9,513,744
Paper & Forest Products 0.1%
Clearwater Paper Corp.*	2,488	39,012
Magnera Corp.*	5,299	62,263
Sylvamo Corp. (a)	5,196	196,409
		297,684
Real Estate 5.8%
Diversified REITs 0.5%
AH Realty Trust, Inc.	12,041	85,250
Alpine Income Property Trust, Inc.	2,447	50,800
American Assets Trust, Inc.	7,618	188,088
Broadstone Net Lease, Inc. (a)	30,226	624,772
CTO Realty Growth, Inc.	5,224	112,368
Essential Properties Realty Trust, Inc.	34,256	1,022,542
Gladstone Commercial Corp.	7,659	94,206
	Shares	Value ($)
Global Net Lease, Inc.	29,832	266,698
Modiv Industrial, Inc.	1,425	24,795
NexPoint Diversified Real Estate Trust	5,469	28,384
		2,497,903
Health Care REITs 0.8%
CareTrust REIT, Inc.	35,290	1,423,952
Chiron Real Estate, Inc.	1,998	74,965
Community Healthcare Trust, Inc.	4,338	79,299
Diversified Healthcare Trust	34,548	321,296
LTC Properties, Inc.	7,694	295,834
National Health Investors, Inc. (a)	7,540	575,000
National Healthcare Properties, Inc. *	7,137	104,557
Sabra Health Care REIT, Inc.	39,644	773,454
Sila Realty Trust, Inc.	7,774	236,019
Strawberry Fields REIT, Inc.	1,080	14,850
Universal Health Realty Income Trust	2,044	89,650
		3,988,876
Hotel & Resort REITs 0.8%
Apple Hospitality REIT, Inc. (a)	34,127	573,675
Braemar Hotels & Resorts, Inc.	9,571	20,674
Chatham Lodging Trust	7,117	94,158
DiamondRock Hospitality Co.	32,096	390,929
Park Hotels & Resorts, Inc.	29,289	417,368
Pebblebrook Hotel Trust	17,583	341,286
RLJ Lodging Trust (a)	19,242	228,018
Ryman Hospitality Properties, Inc.	9,751	1,253,491
Service Properties Trust	92,226	155,862
Summit Hotel Properties, Inc.	16,413	115,055
Sunstone Hotel Investors, Inc.	28,298	324,012
Xenia Hotels & Resorts, Inc.	14,498	295,179
		4,209,707
Industrial REITs 0.4%
Industrial Logistics Properties Trust	8,917	79,094
Innovative Industrial Properties, Inc. (a)	4,449	275,749
LXP Industrial Trust	9,130	491,925
One Liberty Properties, Inc.	2,767	67,570
Terreno Realty Corp.	16,621	1,076,542
		1,990,880
Office REITs 0.6%
Brandywine Realty Trust	26,570	84,227
COPT Defense Properties (a)	18,024	655,893
Douglas Emmett, Inc.	25,592	301,985
The accompanying notes are an integral part of the financial statements.

24 |	DWS Small Cap Index VIP

	Shares	Value ($)
Easterly Government Properties, Inc.	7,010	174,759
Empire State Realty Trust, Inc. "A"	22,497	121,709
Highwoods Properties, Inc.	17,337	522,884
Hudson Pacific Properties, Inc. *	8,415	127,824
JBG SMITH Properties	9,457	138,734
NET Lease Office Properties	2,213	24,631
Orion Properties, Inc.	8,427	24,354
Piedmont Realty Trust, Inc. "A" *	19,406	177,565
Postal Realty Trust, Inc. "A"	4,215	103,858
SL Green Realty Corp. (a)	11,307	585,363
		3,043,786
Real Estate Management & Development 0.8%
AGNT, Inc. (a)	14,839	80,279
American Realty Investors, Inc.*	207	4,610
Compass, Inc. "A"*	111,624	1,376,324
Comstock Holding Companies, Inc.*	567	9,066
Cushman & Wakefield Ltd.*	37,069	496,354
Douglas Elliman, Inc.*	11,207	19,836
Forestar Group, Inc.*	3,113	98,527
FRP Holdings, Inc.*	1,858	46,431
Marcus & Millichap, Inc.	3,625	112,991
Maui Land & Pineapple Co., Inc.*	1,024	18,207
Newmark Group, Inc. "A"	24,570	371,253
Opendoor Technologies, Inc.*	146,165	675,281
RE/MAX Holdings, Inc. "A"*	2,855	28,150
Real Brokerage, Inc.*	24,484	44,561
Seaport Entertainment Group, Inc.* (a)	1,200	31,920
Tejon Ranch Co.*	3,392	63,430
The RMR Group, Inc. "A" (a)	2,483	50,976
The St. Joe Co.	6,032	377,784
Transcontinental Realty Investors, Inc. *	148	6,807
		3,912,787
Residential REITs 0.2%
BRT Apartments Corp.	1,571	24,146
Centerspace	2,690	151,151
Independence Realty Trust, Inc.	37,260	621,869
NexPoint Residential Trust, Inc.	3,590	100,233
UMH Properties, Inc.	12,940	195,912
		1,093,311
Retail REITs 1.3%
Acadia Realty Trust	21,181	442,895
Alexander's, Inc.	342	94,241
	Shares	Value ($)
CBL & Associates Properties, Inc.	2,933	155,713
Curbline Properties Corp.	15,362	467,005
FrontView REIT, Inc.	3,404	68,863
Getty Realty Corp.	9,020	300,907
Inventrust Properties Corp.	12,304	435,562
Kite Realty Group Trust	32,120	911,566
NETSTREIT Corp. (a)	15,369	324,747
Phillips Edison & Co., Inc.	19,977	831,443
Saul Centers, Inc.	2,079	77,734
SITE Centers Corp.	7,961	31,605
Tanger, Inc.	17,810	702,961
The Macerich Co.	44,382	1,117,982
Urban Edge Properties	20,071	459,224
Whitestone REIT	7,298	138,370
		6,560,818
Specialized REITs 0.4%
Farmland Partners, Inc.	6,470	62,630
Four Corners Property Trust, Inc.	17,267	423,905
Gladstone Land Corp.	6,347	54,140
Outfront Media, Inc.	25,045	820,474
Safehold, Inc.	8,920	140,044
Smartstop Self Storage REIT, Inc. (a)	8,741	284,082
		1,785,275
Utilities 2.7%
Electric Utilities 0.7%
Genie Energy Ltd. "B"	3,324	48,032
Hawaiian Electric Industries, Inc.*	25,730	348,127
MGE Energy, Inc.	5,838	476,030
Otter Tail Corp. (a)	6,067	545,909
Portland General Electric Co.	18,358	951,495
TXNM Energy, Inc.	16,198	919,722
		3,289,315
Gas Utilities 1.0%
Brookfield Infrastructure Corp. "A"	19,604	754,754
Chesapeake Utilities Corp.	3,770	461,750
New Jersey Resources Corp.	15,980	895,519
Northwest Natural Holding Co.	6,659	326,691
ONE Gas, Inc.	9,903	763,224
RGC Resources, Inc.	1,348	32,217
Southwest Gas Holdings, Inc.	11,469	1,017,071
Spire, Inc.	9,200	718,428
		4,969,654
Independent Power & Renewable Electricity Producers 0.2%
Hallador Energy Co.*	5,545	96,428
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 25

	Shares	Value ($)
Montauk Renewables, Inc.*	10,307	16,079
Ormat Technologies, Inc.	9,758	1,062,646
		1,175,153
Multi-Utilities 0.5%
Avista Corp.	13,025	532,853
Black Hills Corp.	12,074	898,306
Northwestern Energy Group, Inc.	9,728	696,719
Unitil Corp.	2,757	145,266
		2,273,144
Water Utilities 0.3%
American States Water Co.	6,193	511,728
Cadiz, Inc.*	8,971	37,499
California Water Service Group (a)	9,437	459,110
Consolidated Water Co., Ltd.	2,440	71,980
Global Water Resources, Inc.	2,152	15,580
H2O America	5,491	333,688
Middlesex Water Co.	2,843	159,663
Pure Cycle Corp.*	2,961	31,712
York Water Co.	2,606	79,874
		1,700,834
Total Common Stocks (Cost $388,073,461)		500,439,961
Other Investments 0.0%
Health Care 0.0%
Life Sciences Tools & Services 0.0%
OmniAb, Inc. $12.50 Earnout* (b) (c)	862	0
OmniAb, Inc. $15.00 Earnout* (b) (c)	862	0
Total Other Investments (Cost $0)		0
Rights 0.0%
Health Care
Aduro Biotech, Inc.* (b)	2,328	0
Cartesian Therapeutics, Inc.* (b)	17,902	3,223
Chinook Therapeutics, Inc.* (b)	8,604	0
	Shares	Value ($)
GTX, Inc.* (a) (b)	123	252
Inhibrx, Inc.* (b)	5,183	3,356
Tobira Therapeutics, Inc.* (b)	1,687	101
Total Rights (Cost $6,541)		6,932
Warrants 0.0%
Health Care
Pulse Biosciences, Inc., Expiration Date 6/27/2029* (b) (Cost $0)	278	2,898

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.0%
U.S. Treasury Obligations
U.S. Treasury Bills, 3.59% (d), 10/15/2026 (e) (Cost $125,637)	127,000	125,618

	Shares	Value ($)
Securities Lending Collateral 4.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.54% (f) (g) (Cost $23,435,498)	23,435,498	23,435,498
Cash Equivalents 0.2%
DWS Central Cash Management Government Fund, 3.66% (f) (Cost $807,260)	807,260	807,260

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $412,448,397)	104.4	524,818,167
Other Assets and Liabilities, Net	(4.4)	(22,117,162)
Net Assets	100.0	502,701,005
The accompanying notes are an integral part of the financial statements.

26 |	DWS Small Cap Index VIP

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2026 are as follows:
Value ($) at 12/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2026	Value ($) at 6/30/2026
Securities Lending Collateral 4.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.54% (f) (g)
24,102,381	—	666,883 (h)	—	—	114,493	—	23,435,498	23,435,498
Cash Equivalents 0.2%
DWS Central Cash Management Government Fund, 3.66% (f)
3,222,847	48,899,982	51,315,569	—	—	97,996	—	807,260	807,260
27,325,228	48,899,982	51,982,452	—	—	212,489	—	24,242,758	24,242,758

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2026 amounted to $55,984,131, which is 11.1% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)
Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of
OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(d)	Annualized yield at time of purchase; not a coupon rate.
(e)	At June 30, 2026, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $34,732,709.

(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2026.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
At June 30, 2026, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Russell E-Mini 2000 Index	USD	9/18/2026	14	2,116,033	2,131,920	15,887
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 27

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$500,439,961	$—	$0	$500,439,961
Other Investments	—	—	0	0
Rights	—	—	6,932	6,932
Warrants	—	—	2,898	2,898
Government & Agency Obligations	—	125,618	—	125,618
Short-Term Investments (a)	24,242,758	—	—	24,242,758
Derivatives (b)
Futures Contracts	15,887	—	—	15,887
Total	$524,698,606	$125,618	$9,830	$524,834,054

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.

28 |	DWS Small Cap Index VIP

Statement of
Assets and Liabilities
Statement of Operations
as of June 30, 2026 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $388,205,639) — including $55,984,131 of securities loaned	$500,575,409
Investment in DWS Government & Agency Securities Portfolio (cost $23,435,498)*	23,435,498
Investment in DWS Central Cash Management Government Fund (cost $807,260)	807,260
Receivable for investments sold	1,545,526
Receivable for Fund shares sold	809,466
Dividends receivable	346,987
Affiliated securities lending income receivable	24,254
Receivable for variation margin on futures contracts	8,197
Other assets	2,423
Total assets	527,555,020
Liabilities
Cash overdraft	1,096,512
Payable upon return of securities loaned	23,435,498
Payable for investments purchased	14,464
Payable for Fund shares redeemed	93,924
Accrued management fee	95,090
Accrued Trustees' fees	273
Other accrued expenses and payables	118,254
Total liabilities	24,854,015
Net assets, at value	$502,701,005
Net Assets Consist of
Distributable earnings (loss)	171,161,658
Paid-in capital	331,539,347
Net assets, at value	$502,701,005
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($461,944,082 ÷ 26,788,644 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$17.24
Class B
Net Asset Value, offering and redemption price per share ($40,756,923 ÷ 2,359,415 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$17.27

*	Represents collateral on securities loaned. In addition, the Fund held non-cash collateral having a value of $34,732,709.
for the six months ended June 30, 2026 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $3,311)	$2,653,596
Interest	7,800
Income distributions — DWS Central Cash Management Government Fund	97,996
Affiliated securities lending income, net	114,493
Total income	2,873,885
Expenses:
Management fee	628,807
Administration fee	217,837
Services to shareholders	2,035
Record keeping fee (Class B)	7,705
Distribution service fee (Class B)	46,556
Custodian fee	9,988
Professional fees	33,129
Reports to shareholders	15,503
Trustees' fees and expenses	8,767
Other	15,683
Total expenses before expense reductions	986,010
Expense reductions	(99,599)
Total expenses after expense reductions	886,411
Net investment income	1,987,474
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	63,967,208
Futures contracts	1,022,514
64,989,722
Change in net unrealized appreciation (depreciation) on:
Investments	26,009,441
Futures contracts	89,867
26,099,308
Net gain (loss)	91,089,030
Net increase (decrease) in net assets resulting from operations	$93,076,504
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 29

Statements of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2025
Operations:
Net investment income	$1,987,474	$3,777,662
Net realized gain (loss)	64,989,722	24,364,986
Change in net unrealized appreciation (depreciation)	26,099,308	22,323,774
Net increase (decrease) in net assets resulting from operations	93,076,504	50,466,422
Distributions to shareholders:
Class A	(26,464,741)	(27,689,988)
Class B	(2,318,157)	(2,238,398)
Total distributions	(28,782,898)	(29,928,386)
Fund share transactions:
Class A
Proceeds from shares sold	33,355,170	54,131,951
Reinvestment of distributions	26,464,741	27,689,988
Payments for shares redeemed	(55,617,758)	(91,802,961)
Net increase (decrease) in net assets from Class A share transactions	4,202,153	(9,981,022)
Class B
Proceeds from shares sold	1,580,089	3,082,925
Reinvestment of distributions	2,318,157	2,238,398
Payments for shares redeemed	(3,402,602)	(4,489,316)
Net increase (decrease) in net assets from Class B share transactions	495,644	832,007
Increase (decrease) in net assets	68,991,403	11,389,021
Net assets at beginning of period	433,709,602	422,320,581
Net assets at end of period	$502,701,005	$433,709,602

Other Information
Class A
Shares outstanding at beginning of period	26,545,762	26,867,617
Shares sold	2,084,260	3,933,576
Shares issued to shareholders in reinvestment of distributions	1,667,596	2,356,595
Shares redeemed	(3,508,974)	(6,612,026)
Net increase (decrease) in Class A shares	242,882	(321,855)
Shares outstanding at end of period	26,788,644	26,545,762
Class B
Shares outstanding at beginning of period	2,325,380	2,217,863
Shares sold	98,192	229,754
Shares issued to shareholders in reinvestment of distributions	145,796	190,017
Shares redeemed	(209,953)	(312,254)
Net increase (decrease) in Class B shares	34,035	107,517
Shares outstanding at end of period	2,359,415	2,325,380
The accompanying notes are an integral part of the financial statements.

30 |	DWS Small Cap Index VIP

Financial Highlights
DWS Small Cap Index VIP — Class A
	Six Months Ended 6/30/26	Years Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$15.02	$14.52	$13.63	$12.12	$18.63	$17.39
Income (loss) from investment operations:
Net investment income[a]	.07	.13	.14	.16	.15	.13
Net realized and unrealized gain (loss)	3.20	1.42	1.31	1.79	(3.83)	2.41
Total from investment operations	3.27	1.55	1.45	1.95	(3.68)	2.54
Less distributions from:
Net investment income	(.17 )	(.20 )	(.17 )	(.14 )	(.14 )	(.16 )
Net realized gains	(.88 )	(.85 )	(.39 )	(.30 )	(2.69)	(1.14)
Total distributions	(1.05)	(1.05)	(.56 )	(.44 )	(2.83)	(1.30)
Net asset value, end of period	$17.24	$15.02	$14.52	$13.63	$12.12	$18.63
Total Return (%)[b]	22.41 *	12.64	11.15	16.76	(20.64)	14.50
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	462	399	390	360	330	426
Ratio of expenses before expense reductions (%)[c]	.41 **	.42	.42	.42	.42	.47
Ratio of expenses after expense reductions (%)[c]	.37 **	.38	.38	.37	.39	.39
Ratio of net investment income (%)	.91 **	.94	1.02	1.26	1.08	.69
Portfolio turnover rate (%)	23 *	15	20	14	18	26

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 31

DWS Small Cap Index VIP — Class B
	Six Months Ended 6/30/26	Years Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$15.03	$14.52	$13.62	$12.12	$18.63	$17.39
Income (loss) from investment operations:
Net investment income[a]	.05	.09	.10	.12	.11	.08
Net realized and unrealized gain (loss)	3.20	1.42	1.32	1.79	(3.83)	2.41
Total from investment operations	3.25	1.51	1.42	1.91	(3.72)	2.49
Less distributions from:
Net investment income	(.13 )	(.15 )	(.13 )	(.11 )	(.10 )	(.11 )
Net realized gains	(.88 )	(.85 )	(.39 )	(.30 )	(2.69)	(1.14)
Total distributions	(1.01)	(1.00)	(.52 )	(.41 )	(2.79)	(1.25)
Net asset value, end of period	$17.27	$15.03	$14.52	$13.62	$12.12	$18.63
Total Return (%)[b]	22.18 *	12.37	10.89	16.33	(20.89)	14.18
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	41	35	32	33	33	43
Ratio of expenses before expense reductions (%)[c]	.71 **	.70	.72	.73	.72	.76
Ratio of expenses after expense reductions (%)[c]	.66 **	.67	.68	.67	.67	.67
Ratio of net investment income (%)	.62 **	.66	.72	.95	.79	.42
Portfolio turnover rate (%)	23 *	15	20	14	18	26

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

32 |	DWS Small Cap Index VIP

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Deutsche DWS Investments VIT Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. DWS Small Cap Index VIP (the “Fund”) is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).
Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to annual rates of up to 0.25% and of up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

DWS Small Cap Index VIP	| 33

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2026, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of June 30, 2026) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

34 |	DWS Small Cap Index VIP

As of June 30, 2026, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of June 30, 2026

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Common Stocks	$58,168,163	$—	$—	$—	$58,168,163
Rights	44	—	—	—	44
Total Borrowings	$58,168,207	$—	$—	$—	$58,168,207
Gross amount of recognized liabilities and cash collateral for securities lending transactions:					$23,435,498
Gross amount of unrecognized liabilities related to non-cash collateral for securities lending transactions:					$34,732,709
Tax Information.  The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
At June 30, 2026, the aggregate cost of investments for federal income tax purposes was $420,749,898. The net unrealized appreciation for all investments based on tax cost was $104,068,269. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $156,228,757 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $52,160,488.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended December 31, 2025, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, income received from passive foreign investment companies, investments in derivatives, the realized tax character on distributions from certain securities and income related to restructuring of certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.

DWS Small Cap Index VIP	| 35

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Derivative Instruments
A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2026, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of June 30, 2026, is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2026, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $2,132,000 to $8,165,000.
The following table summarizes the value of the Fund's derivative instruments held as of June 30, 2026 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Futures Contracts
Equity Contracts (a)	$15,887
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative appreciation of futures contracts, as reported in the futures contracts table following the Fund’s Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2026 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$1,022,514
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from futures contracts

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$89,867
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on futures contracts

36 |	DWS Small Cap Index VIP

C.
Purchases and Sales of Securities
During the six months ended June 30, 2026, purchases and sales of investment securities (excluding short-term investments) aggregated $103,025,833 and $121,445,658, respectively.
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor. Northern Trust Investments, Inc. (“NTI”) serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.28%.
For the period from January 1, 2026 through April 30, 2027, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.37%
Class B	.66%
For the six months ended June 30, 2026, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$91,023
Class B	8,576
$99,599
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2026, the Administration Fee was $217,837, of which $38,959 is unpaid.
Distribution Service Agreement. DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, is the Fund’s distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of the average daily net assets of Class B shares. For the six months ended June 30, 2026, the Distribution Service Fee was as follows:
Distribution Service Fee	Total Aggregated	Unpaid at June 30, 2026
Class B	$46,556	$8,170
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2026, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2026
Class A	$898	$292
Class B	169	54
	$1,067	$346

DWS Small Cap Index VIP	| 37

Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2026, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $603, of which $448 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
E.
Ownership of the Fund
At June 30, 2026, three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 32%, 17%, and 15%, respectively. Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 38%, 26% and 18%, respectively.
F.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2026.

38 |	DWS Small Cap Index VIP

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Small Cap Index VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and Northern Trust Investments, Inc. (“NTI”) in September 2025.
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was in the 2nd quartile, 3rd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

DWS Small Cap Index VIP	| 39

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). The Board noted that, effective October 1, 2021, in connection with the 2021 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee by 0.07%. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

40 |	DWS Small Cap Index VIP

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
vit-scif-BFE2025

DWS Small Cap Index VIP	| 41

vit-scif-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of Deutsche DWS Investments VIT Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/14/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/14/2026

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	8/14/2026